As filed with the Securities and Exchange Commission August 27, 2010

File Nos. 002-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 290

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 291
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Lina Bhatnagar
Atlantic Fund Administration LLC
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[X]     on October 28, 2010, pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on                                 pursuant to Rule 485, paragraph (a)(2)
[   ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:	Golden Large Cap Core Fund Golden Small Cap Core Fund

Prospectus

.

Golden Large Cap Core Fund Institutional Shares (GLDLX) Investor Shares Golden Small Cap Core Fund Institutional Shares (GLDSX) Investor Shares

November 1, 2010

The Securities and Exchange Commission has
not approved or disapproved the Funds’ shares
or determined whether this Prospectus is truthful
or complete. Any representation to the contrary is
a criminal offense.

Table of Contents

Golden Large Cap Core Fund Summary Section	2
Investment Objective	2
Fees and Expenses	2
Example	3
Portfolio Turnover	3
Principal Investment Strategies	3
Principal Investment Risks	4
Performance Information	5
Management	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payment to Broker-Dealers and Other Financial Intermediaries	7

Golden Small Cap Core Fund Summary Section	8
Investment Objective	8
Fees and Expenses	8
Example	9
Portfolio Turnover	9
Principal Investment Strategies	9
Principal Investment Risks	10
Performance Information	11
Management	12
Purchase and Sale of Fund Shares	12
Tax Information	13
Payment to Broker-Dealers and Other Financial Intermediaries	13

Investment Details Regarding the Funds	14

Golden Large Cap Core Fund	14
Additional Information Regarding Investment Strategies	14
Additional Information Regarding Principal Risk Factors	15

Golden SmallCap Core Fund	17
Additional Information Regarding Investment Strategies	17
Additional Information Regarding Principal Risk Factors	18

Management	21
Adviser	21
Portfolio Management	21
Other Service Providers	23
Fund Expenses	23

Your Account	24
How to Contact the Funds	24
General Information	24
Buying Shares	27
Selling Shares	32

Other Information	38

Financial Highlights	40

Golden Large Cap Core Fund Summary Section

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the sales price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.70%	0.95%
Fee Waiver and Expense Reimbursement(1)	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	0.70%	0.95%

(1)
Based on a contractual waiver through October 31, 2011, the Adviser has agreed to waive its fee and reimburse the Fund’s expenses (excluding taxes, interest, portfolio transaction expenses, AFFE and extraordinary expenses) to the extent that the total annual fund operating expenses exceed 0.70% and 0.95% for Institutional Shares and Investor Shares, respectively. Net Annual

Fund Operating Expenses may increase if exclusions from the fee reductions and expense reimbursement agreement with the Adviser would apply. The contractual waiver may be changed or eliminated with the consent of the Board at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$72	$224	$390	$871
Investor Shares	$97	$303	$525	$1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations (“80% Policy”). For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500 Index or the Russell 1000 Index. As of September 30, 2010, the market capitalizations of the companies in the S&P 500 Index ranged from $__ billion to $__ billion. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $__ million to $__ billion.

The goal of the Fund is to construct an actively managed portfolio of large-cap companies that are undervalued and exhibit the likelihood of meeting or exceeding earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities.  Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

PRINCIPAL INVESTMENT RISKS

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Recent Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk.  The Fund is subject to the risks of broad stock market decline or a decline in particular holdings.  In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Large Capitalization Company Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. To the extent that the Fund invests in companies with market capitalizations at the lower range of those considered to be large cap, the securities of such companies may be more volatile, and may experience greater declines in response to selling pressure

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year-to-year and how the average annual total returns of the Fund’s Institutional Share class for 1 year and since inception compare to the S&P 500 Index, a broad measure of market performance.   Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2010 was [XX.XX%].

During the periods shown in the chart, the highest quarterly return was 13.68% (for the quarter ended September 30, 2009), and the lowest quarterly return was (19.21)% (for the quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS

		Since Inception
Institutional Class	1 Year	(09/13/2005)
Return Before Taxes	20.75%	(0.49)%
Return After Taxes on Distributions	20.51%	(0.63)%
Return After Taxes on Distributions and Sale of Fund Shares	13.81%	(0.41)%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	(0.18)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

MANAGEMENT

The Adviser. The Fund’s investment adviser is Golden Capital Management, LLC (“Adviser”).

Portfolio Manager. Mr. Jeff C. Moser, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Moser has served as portfolio manager for the Fund since its inception in 2005.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any day the New York Stock Exchange is open for business through your financial intermediary, or by mail to Golden Large Cap Core Fund, Attn: Transfer Agent, Atlantic Fund Administration, LLC, P.O. Box 588, Portland, Maine, 04112. Telephone requests may be made to (800) 206-8610 (toll free). Shares also may be purchased by check, wire, or electronic bank transfer. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,500	$1,000
Investor Shares
Standard Accounts	$2,500	$ 500
Retirement Accounts	$2,500	$ 500

TAX INFORMATION

Shareholders may receive distributions from the Fund of dividends, income and capital gains, which may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Golden Small Cap Core Fund Summary Section

Investment Objective

The Fund seeks to achieve maximum long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the sales price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of the amount of shares redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.10%	1.35%
Fee Waiver and Expense Reimbursement(1)	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	1.10%	1.35%

(1)
Based on contractual waivers through October 31, 2011, the Adviser has agreed to waive its fee and reimburse the Fund’s expenses (excluding taxes, interest, portfolio transaction expenses, AFFE and extraordinary expenses) to the extent that the total annual fund operating expenses exceed 1.10% and 1.35% for Institutional Shares and Investor Shares, respectively.  Net Annual Fund Operating Expenses may increase if exclusions from the fee reductions and expense reimbursement agreement with the Adviser would apply. The contractual waiver may be changed or eliminated with the consent of the Board at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$112	$350	$606	$1,340
Investor Shares	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. As of September 30, 2010, the market capitalizations of the companies in the Fund’s primary benchmark, the Russell 2000 Index ranged from $__ million to $__ billion. As of September 30, 2010, the market capitalizations of the companies in the Fund’s secondary benchmark, the S&P SmallCap 600 Index ranged from $__ million to $__ billion.

The goal of the Fund is to construct an actively managed portfolio of small cap companies that are undervalued and exhibit the likelihood to meet or exceed earnings expectations.

The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities.  Stocks that are attractively ranked undergo further qualitative analysis. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors.

PRINCIPAL INVESTMENT RISKS

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Recent Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk.  The Fund is subject to the risks of broad stock market decline or a decline in particular holdings.  In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Small Capitalization Companies Risk.  Investing in smaller companies may entail more risk than investing in larger, more established companies. Securities of smaller companies may be less liquid and more difficult to value. In addition, the may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund’s Institutional Share class by showing changes in the performance in the Fund’s Institutional Share class from year-to-year and how the average annual total returns of the Fund’s Institutional Share class for 1 year and since inception compare to the Russell 2000 Index, a broad-based measure of market performance.   Updated performance information is made available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance before and after taxes and does not necessarily indicate future results.

The calendar year-to-date total return as of September 30, 2010 was [XX.XX%].

During the period shown in the chart, the highest quarterly return was 17.48% (for the quarter ended September 30, 2009), and the lowest quarterly return was (26.58)% (for the quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS

		Since Inception
Institutional Class	1 Year	(09/13/05)
Return Before Taxes	14.15%	(4.21)%
Return After Taxes on Distributions	14.15%	(4.27)%
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	(3.56)%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	(0.35)%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	25.57%	(0.08)%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

MANAGEMENT

The Adviser. The Fund’s investment adviser is Golden Capital Management, LLC (“Adviser”).

Portfolio Manager. Greg W. Golden, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Golden has served as portfolio manager for the Fund since its inception in 2005.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any day the New York Stock Exchange is open for business through your financial intermediary, or by mail to Golden Small Cap Core Fund, Attn: Transfer Agent, Atlantic Fund Administration, LLC, P.O. Box 588, Portland, Maine, 04112. Telephone requests may be made to (800) 206-8610 (toll free). Shares also may be purchased by check, wire, or electronic bank transfer. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,500	$1,000
Investor Shares
Standard Accounts	$2,500	$ 500
Retirement Accounts	$2,500	$ 500

TAX INFORMATION

Shareholders may receive distributions from the Fund of dividends, income and capital gains, which may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Details Regarding the Funds

GOLDEN LARGE CAP CORE FUND

Additional Information Regarding Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations (“80% Policy”). For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500 Index or the Russell 1000 Index. The S&P 500 Index is comprised of 500 leading companies in leading industries of the U.S. economy. As of September 30, 2010, the market capitalizations of the companies in the S&P 500 Index ranged from $__ billion to $__ billion. The Russell 1000 Index measures the performance of the large capitalization segment of the U.S. equity universe. As of September 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $__ million to $__ billion. The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.
Concepts to Understand

Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.

Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.

Market Capitalization means the value of a company’s common stock in the stock market.

The goal of the Fund is to construct an actively managed portfolio of large-cap companies that are undervalued and exhibit the likelihood of meeting or exceeding earnings expectations.

The Adviser’s Process – Purchasing Portfolio Securities. The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser begins with the universe of companies that consists of the top 60% of the largest 3,000 U.S. listed equity securities by market capitalization, subject to minimum data requirements.  The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities.  Stocks that are attractively ranked by the total composite model are candidates for purchase.  Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile.

Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors. The

Adviser plans to hold each investment long term if such investment continues to satisfy the Fund’s investment criteria.

The Adviser’s Process – Selling Portfolio Securities. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in the total composite model. In determining which of these stocks to sell, the Adviser may consider its controls on annual portfolio turnover and whether there are adequate “buy candidates” to maintain proper diversification of the Fund’s portfolio. Before any security is sold, the Adviser performs a review of the company’s fundamental outlook to validate the model’s rankings. Upon the sale of any security,  the Adviser seeks to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information Regarding Principal Risk Factors

General Market Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program, and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

•	The stock market goes down;
•	The stock market does not recognize the value of the stocks in the Fund’s portfolio;
•	Value stocks fall out of favor with the stock market;
•	The Adviser’s strategy may fail to produce the intended results; and
•	The earnings of portfolio companies may decline.

Recent Market Events Risks.  It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. The Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The value of the Fund’s stock holdings, may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Large Capitalization Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments. While large capitalization companies tend to be well-established and have a variety of products and business lines that can help them weather bad economic times more easily than smaller companies, some may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and midsized companies. To the extent that the Fund invests in companies with market capitalizations at the lower range of those considered to be large cap, an investment in the Fund may be accompanied by additional risks that are often associated with small to mid-capitalization companies, including more limited product lines, markets and financial resources, which may make those companies relatively more susceptible to economic or market setbacks. For this and other reasons, the prices of the securities of these companies may fluctuate more significantly than the prices of securities of larger capitalization companies. As a result, the price of the Fund’s shares may exhibit a higher degree of volatility than the price of the shares of a fund that does not invest in companies with market capitalizations at the lower range of those considered to be large cap.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are seeking a fund investing in large cap companies
•	Are willing to accept high short-term risk.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Investment Details Regarding the Funds

GOLDEN SMALL CAP CORE FUND

Additional Information Regarding Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for Investment purposes) in U.S.-listed equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, small market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the Russell 2000 Index or the S&P SmallCap 600 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. As of September 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $__ million to $__ billion. The S&P SmallCap 600 Index is a market capitalization weighted index of 600 smaller capitalization domestic stocks chosen for market size, liquidity and industry group representation. As of September 30, 2010, the market capitalizations of the companies in the S&P SmallCap 600 Index ranged from $__ million to $__ billion. The Fund will provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.
Concepts to Understand

Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.

Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.

Market Capitalization means the value of a company’s common stock in the stock market.

The goal of the Fund is to construct an actively managed portfolio of small cap companies that are undervalued and exhibit the likelihood to meet or exceed earnings expectations.

The Adviser’s Process – Purchasing Portfolio Securities. The Adviser uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser’s universe includes U.S. listed equity securities that are included in the Russell 2000 Index, subject to minimum data requirements.

The Adviser’s quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities.  Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile.

Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors. The Adviser plans to hold each investment long term if such investment continues to satisfy the Fund’s investment criteria.

The Adviser’s Process – Selling Portfolio Securities. The Adviser’s process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in the total composite model. In determining which of these stocks to sell, the Adviser may consider its  controls on annual portfolio turnover and whether there are adequate “buy candidates” to maintain proper diversification of the Fund’s portfolio. Before any security is sold, the Adviser performs a review of the company’s fundamental outlook to validate the model’s rankings. Upon the sale of any security, the Adviser seeks to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Temporary Defensive Position. In order to respond to adverse market, economic, political  or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information Regarding Principal Risk Factors

General Market Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

•	The stock market goes down;
•	The stock market does not recognize the value of the stocks in the Fund’s portfolio;
•	Value stocks fall out of favor with the stock market;
•	The Adviser’s strategy may fail to produce the intended results; and
•	The earnings of portfolio companies may decline.

Recent Market Events Risks.  It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Equity Risk. The value of the Fund’s stock holdings, may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Small Capitalization Companies Risk. Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

•	The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies;
•	Smaller companies are more likely to experience changes in earnings and growth prospects than larger, more established companies, and this could have a significant impact on the price of the security;
•	The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested;
•	More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks; and
•
At certain times, the stock market may not favor the smaller securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are seeking a fund investing in small cap companies
•	Are willing to accept high short-term risk.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Management

Each Fund is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the oversight of the Trust’s Board of Trustees (the “Board”). The Board oversees each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

The Adviser

The Funds’ Adviser is Golden Capital Management, LLC, Five Resource Square, Suite 400, 10715. David Taylor Drive, Charlotte, NC 28262. The Adviser is an SEC-registered investment adviser that specializes in domestic equity strategies for a variety of institutional, fund, high net worth individual and other clients. Employees of the Adviser own, indirectly, a majority of the Adviser’s ownership interests. Wells Fargo & Company (“Wells Fargo”), a large financial services firm, owns, indirectly, 45% of the Adviser’s ownership interests. As of June 30, 2010, the Adviser had approximately $2.7 billion in assets under management.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Funds. The Adviser receives an annual advisory fee from each Fund at an annual rate equal to 0.70% of the Large Cap Core Fund’s average annual daily net assets and 1.10% of the Small Cap Core Fund’s average annual daily net assets. For fiscal year ended June 30, 2010, the Funds paid advisory fees of .70% and 1.10% of Golden Large Cap Core Fund’s and Golden Small Cap Core Fund’s average daily net assets, respectively. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the Funds except portfolio transaction expenses, borrowing costs, interest, taxes, certain compensation and expenses of the Board, any expenses the Fund is authorized to pay under Rule 12b-1, and extraordinary or non-recurring expenses.

A discussion summarizing the basis on which the Board most recently approved the investment advisory agreements between the Trust and the Adviser is included in the Funds’ annual report for the period ending June 30, 2010.

Portfolio Management

The Adviser has established a portfolio management team, which consists of Greg Golden and Jeff Moser, the founders of the firm, and John Campbell. The members of the team work together on a consultative basis to develop and execute each Fund’s investment program. Mr. Golden is the team leader with respect to the Small Cap Core Fund and has day-to-day responsibility for managing the Fund. He has been managing money for more than 20 years and has worked for Golden Capital Management since 1999. Mr. Moser is the team leader with respect to the Large Cap Core Fund and has day-to-day responsibility for managing the Fund. Mr. Moser has been managing money for more than 23 years and has worked for Golden Capital Management since 1999.

Mr. Campbell assists Messrs. Golden and Moser in developing the Funds’ investment strategies and provides research analysis.

Greg W. Golden, CFA, serves as the President and CEO of the Adviser and is a member of the Adviser’s portfolio management team. Prior to founding Golden Capital Management in 1999, Mr. Golden served as Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment adviser wholly owned by Bank of America. Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee. His past experience includes portfolio management, derivatives management, trading, asset allocation and quantitative analysis. He earned a B.B.A. in Finance from Belmont University in Nashville, TN. He was awarded the Chartered Financial Analyst (CFA) designation in 1999. Mr. Golden is a member of the CFA Institute, the CFA North Carolina Society and the Chicago Quantitative Alliance.

Jeff C. Moser, CFA, serves as Chief Investment Officer and Chairman of the Investment Policy Committee and is a member of the Adviser’s portfolio management team. Prior to founding Golden Capital Management in 1999, Mr. Moser served as Senior Vice President of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment adviser wholly owned by Bank of America. Mr. Moser began his career with Bank of America in 1983, where he served in client service and investment management capacities. Mr. Moser is a Phi Beta Kappa graduate of Wake Forest University with a B.S. in Mathematics. He was awarded the Chartered Financial Analyst (CFA) designation in 1989. Mr. Moser is a member of the CFA Institute and the CFA North Carolina Society.

John I. Campbell, CFA, serves as a portfolio manager for the Adviser and is a member of the Adviser’s portfolio management team. Prior to joining the Adviser in March 2006,
Mr. Campbell served as Vice President-Investment Management at Placemark Investments, where he was instrumental in the development, testing, and implementation of a quantitative investment process to deliver customized and tax-efficient managed account solutions.
Mr. Campbell began his career with Placemark in 2000. Mr. Campbell received a B.S. Degree in Nuclear Engineering from Texas A&M University and an M.B.A. from Southern Methodist University, from which he graduated with honors. He was awarded the Chartered Financial Analyst (CFA) designation in 2001 and is a member of the CFA Institute.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of each Fund.

Other Service Providers

Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to each Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as certain additional compliance support personnel.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”), acts as the Trust’s Distributor in connection with the offering of each Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

The Distributor is not affiliated with the Adviser, Atlantic or their affiliates.

Fund Expenses

The Adviser is obligated to pay most of the Fund’s operating expenses (see “Management – The Adviser”). Expenses of each Fund include that Fund’s own expenses as well as Trust expenses that are allocated among the Fund and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any agreement to waive fees or reimburse expenses increases the investment performance of the applicable Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date. Current expense reductions and expense reimbursements are reflected in the section “Fee and Expenses.”

Your Account

Your Account

General Information

How to Contact the Funds

Write to us at:
Golden Funds
Attn: Transfer Agent
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, Maine 04112

Overnight Address:
Golden Funds
C/o Attn: Transfer Agent
Atlantic Fund Administration, LLC
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Telephone us at:
(800) 206-8610 (Toll Free)

Email us at:
golden.ta@atlanticfundadmin.com

Wire investments
(or ACH payments) to:
Please contact the Transfer Agent at (800) 206-8610 to obtain the ABA routing number and the account number for the Fund.

You may purchase or sell (redeem) shares of each Fund class on each day that the New York Stock Exchange (“NYSE”) is open for business. Under unusual circumstances, such as in the case of an emergency, each Fund may calculate its net asset value (“NAV”) and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell (redeem) shares of each Fund class at the  next calculated (“NAV”) of a share of that Fund class (normally 4:00 p.m., Eastern Time) after the transfer agent or  your approved financial intermediary receives your request in “good order.”  Good order means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents and Medallion Signature Guarantees.  All requests to purchase or sell Fund shares received in good order prior to that Fund’s close will receive that day’s NAV.  Requests received in good order after that Fund’s close or on a day when that Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Funds cannot accept orders that request a particular day or  price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements from the Fund detailing balances and all transactions completed during the prior quarter and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your   account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges.

The Funds reserve the right to refuse any purchase request, particularly requests that could adversely affect the Funds or their operations.

When and How NAV is Determined. Each class of each Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed.

The NAV of each class of each Fund is determined by taking the market value of the applicable Fund’s total assets, subtracting the applicable Fund’s liabilities and then dividing the result (net assets) by the number of outstanding shares of the class.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which each Fund’s portfolio securities primarily trade but before the time as of which each Fund calculates its NAV.   Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Fund’s Board. The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board. Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations.

The Small Cap Core Fund invests in the securities of smaller companies. The Fund’s investment in securities of smaller companies could require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Transactions through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by a Fund (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on that Fund’s behalf. If you invest through a broker or other financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of a Fund. Among other things, such financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares. You should consult your broker or other representative of your financial intermediary for more information.

All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by a financial intermediary. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m., Eastern Time, and are executed the same day at that day’s NAV. To ensure this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadline.

Payments to Financial Intermediaries. Each Fund and its affiliates (at their own expense) may pay compensation to such financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund platform sponsor or similar program sponsor or for services provided in connection with such platforms and programs.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays (a portion) of such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund or its transfer agent.  To the extent a Fund affiliate pays such compensation, it would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order; or (ii) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority or applicable law. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds’ SAI.

Buying Shares. Currently, Investor Shares are not offered for sale.

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, adopted on behalf of the Funds, the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s check or traveler’s check).  The Funds and the Adviser, however, reserve the right to accept in-kind contributions of securities in exchange for shares of a Fund.

Checks. Checks must be made payable to “Golden Funds”. For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”), or Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “Golden Funds.” A $20 charge may be imposed on any returned checks.

ACH. ACH refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments The Funds accept investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$2,500	$1,000
Retirement Accounts	$2,500	$1,000
Investor Shares
Standard Accounts	$2,500	$ 500
Retirement Accounts	$2,500	$ 500

If deemed appropriate by the Trust officers, each Fund may waive minimum investment requirements for certain Fund investors.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your first and last name, tax identification number, physical street address, date of birth, and other information or documents that will allow a Fund to identify you.  If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your financial adviser. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. Once your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in its sole discretion. If a Fund cannot do so, the Fund reserves the right to close your account at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any redemption fees assessed. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

A Fund may reject your application under its Anti- Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Policy on Prohibition of Foreign Shareholders The Funds require that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with a Fund.

Limitations on Frequent Purchases The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund’s policy to discourage short-term trading. Frequent trading in a Fund such as by traders seeking short-term profits from market momentum, time zone arbitrage, and other timing strategies that may interfere with the management of a Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, each Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders. The Funds do not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel, restrict, or reject without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because a Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

Each Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect a Fund or its operations.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other
• The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or a secretary’s certificate.

Trusts	• The trust must be established before an account can be opened. • The trust must provide the first and signature pages from the trust document identifying the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Institution • Contact your Financial Institution using the method that is most convenient for you.	Through a Financial Institution • Contact your Financial Institution using the method that is most convenient for you.
By Check
• Call or write us for an account application
• Complete the application (and other required documents, if applicable)
• Mail us your original application (and other required documents, if applicable) and a check
By Check • Fill out an investment slip from a confirmation or write us a letter • Write your account number on your check • Mail us the slip (or your letter) and the check
By Wire
• Call or write us for an account application
• Complete the application (and other required documents, if applicable)
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number
• Mail us your original application (and other required documents, if applicable)
• Instruct your U.S. Financial Institution to wire your money to us
By Wire • Instruct your U.S. Financial Institution to wire your money to us.
By ACH Payment
• Call or write us for an account application
• Complete the application (and other required documents, if applicable)
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number
• Mail us your original application (and other required documents, if applicable)
• Purchases are limited to $25,000 per day
• We will electronically debit the purchase amount from the financial institution account identified on your account application

By ACH Payment
• Call to request a purchase by ACH payment
• Purchases are limited to $25,000 per day
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application

Systematic Investments You may establish a systematic investment plan to automatically invest a specified amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.  Systematic investments must be for at least $250 per occurrence. If you wish to enroll in the systematic investment plan, complete the appropriate section on the account application.  Your signed account application must be received at least three (3) business days prior to the initial transaction.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the systematic investment plan by notifying the Funds sufficiently in advance of the next withdrawal.

The systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (800) 206-8610 (toll free) for additional information regarding the Funds’ systematic investment plan.

Canceled or Failed Payments Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase due to nonpayment.

Selling Shares

The Funds process redemption orders received in good order at the next calculated NAV. The Funds may not suspend or reject a redemption request that is in good order or delay payment for a redemption for more than seven days, except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for the Funds to dispose of or value securities it owns or as permitted by the Securities and Exchange Commission (the “SEC”).

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days from the date of purchase.

How to Sell Shares from Your Account
Through a Financial Institution
• If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
• Contact your financial institution by the method that is most convenient for you

By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required)
• Obtain other documentation (if required)
• Mail us your request and documentation

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
· Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application

Systematically
• Complete the systematic withdrawal section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application

Wire Redemption Privileges You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach a Fund by telephone, you may mail us your redemption order.

Systematic Withdrawals You may establish a systematic withdrawal plan to automatically redeem a specified amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. These payments are sent from your account by check to your address of record, or, if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.  You may terminate your participation in the plan at any time by contacting the Funds sufficiently in advance of the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Please call (800) 206-8610 (toll free) for additional information regarding the Funds’ systematic withdrawal plan.

Signature Guarantee Requirements To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	Written requests to redeem $100,000 or more
•	Changes to a shareholder’s record name or account registration
•	Paying redemption proceeds from an account for which the address has changed within the last 30 days
•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record
•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; or
•	Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Small Accounts If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, each Fund retains the right to close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions In Kind Pursuant to an election filed with the U.S. Securities and Exchange Commission (the “SEC”), each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. To the extent a fund shareholder redeems its Fund holdings in-kind, the shareholder assumes any risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from a Fund. Please see the Funds’ SAI for more detail on redemptions in-kind.

Lost Accounts The transfer agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost”, all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in an account until the transfer agent locates you or escheats the funds to the state of your last known address.

Choosing a Share Class

The following is a summary of the differences between Institutional Shares and Investor Shares of the Funds. Currently, Investor Shares are not offered for sale.

	Institutional Shares		Investor Shares
• •
Designed for eligible institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations), employee benefit plans with assets of at least $10 million, and registered investment advisors or financial planners purchasing shares on behalf of clients and who charge asset-based or hourly fees
Lower expense ratio than Investor Shares due to no Rule 12b-1 distribution fees
		• •	Designed for retail investors Higher expense ratio than Institutional Shares due to Rule 12b-1 fees

Fees vary considerably between the Funds’ classes. You should carefully consider the differences in the classes’ fee structures as well as the length of time you wish to invest in the Funds before choosing which class to purchase. Please review the Fee Table for the Fund before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

Rule 12b-1 Distribution and Shareholder Service Fees The Trust has adopted a Rule 12b-1 plan under which the Funds pay the Distributor 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay these distribution fees on an ongoing basis, your investment cost over time will increase and may be higher and cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or any other approved entity that provides distribution and shareholder services with respect to Investor Shares.

In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Exchange Privileges

You may exchange your Fund shares for shares of other Golden Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. If you exchange into a fund that imposes a sales charge, you may have to pay that fund’s sales charge at the time of the exchange.

Requirements You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Institution
·	Contact your adviser by the method that is most convenient for you

By Mail
·	Prepare a written request including:
· Your name(s) and signature(s)
· Your account number
· The names of each fund you are exchanging
· The dollar amount or number of shares you want to sell (and exchange)
·	Open a new account and complete an account application if you are requesting different shareholder privileges
·	Obtain a Medallion Signature Guarantee, if required
·	Mail us your request and documentation

By Telephone
·	Call us with your request (unless you declined telephone redemption privileges on your account application)
·	Provide the following information:
· Your account number
· Exact name(s) in which account is registered
· Additional form of identification

Retirement Accounts

You may invest in Fund shares through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Information

Distributions and Dividend Reinvestments

The Funds declare distributions from net investment income and pay those distributions annually. Any net capital gain realized by the Funds will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each, a “distribution”) reinvested in additional shares of a Fund. If you choose this option, or if you do not indicate any choice, your distribution will be reinvested. Alternatively, you may choose to have your distributions of $10 or more paid to you. However, if a distribution is less than $10, your proceeds will be automatically reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For Federal income tax purposes, distributions are treated the same way whether they are received in cash or reinvested.

Taxes

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

A Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. A Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) or exchange of Fund shares is generally taxable for Federal income tax purposes. You will recognize a gain or loss on the transactions equal to the difference, if any,

between the amount of your net redemption proceeds and your tax basis in the Fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of any net capital gain distributions with respect to those shares.

Distributions from each Fund and gain recognized from the sale or other disposition of Fund shares will be subject to a 3.8% U.S. Federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

A Fund will be required to withhold Federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide that Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification.

After December 31 of each year, each Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

Organization

The Trust is a Delaware statutory trust comprised of several series, including the Funds. The Trust and the Funds do not expect to hold shareholders’ meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholder meetings, unless a matter relates only to a specific Fund. From time to time, large shareholders may control a Fund or the Trust.

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Golden Large Cap Core Fund and the Golden Small Cap Core Fund for the periods since the Funds’ inception. Certain information reflects financial results for a single Fund share of the Institutional Share class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended June 30, 2009 has been audited by[XXXXXXX], an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report dated June 30, 2009, which is available upon request. Financial information of the Investor share class is not shown as such class was not offered during the period.

	Year Ended June 30,				September 13, 2005(a) through
	2010	2009	2008	2007	June 30, 2006
GOLDEN LARGE CAP CORE FUND
NET ASSET VALUE, Beginning of
Period		$10.82	$12.24	$10.31	$10.00
INVESTMENT OPERATIONS
Net investment loss(b)		0.14	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments		(2.81)	(1.45)	1.88	0.23(c)
Total from Investment Operations		(2.67)	(1.33)	1.98	0.34
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income		(0.11)	(0.09)	—	—
Net realized gains		—	—(d)	(0.05)	(0.03)
Total Distributions to Shareholders		(0.11)	(0.09)	(0.05)	(0.03)
NET ASSET VALUE, End of Period		$8.04	$10.82	$12.24	$10.31
TOTAL RETURN(e)		(24.65)%	(10.90)%	19.20%	3.39%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)		$160,219	$133,917	$129,124	$21,563
Ratios to Average Net Assets(f):
Net expenses		0.70%	0.70%	0.70%	0.70%
Gross expenses(g)		0.70%	0.70%	0.71%	0.72%
Net investment income (loss)		1.66%	1.06%	0.89%	1.36%
PORTFOLIO TURNOVER RATE(e)		40%	46%	56%	120%

	Year Ended June 30,				September 13, 2005(a) through
	2010	2009	2008	2007	June 30, 2006
GOLDEN SMALL CAP CORE FUND
NET ASSET VALUE, Beginning of
Period		$11.09	$13.60	$11.40	$10.00
INVESTMENT OPERATIONS
Net investment loss(b)		(0.02)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments		(4.09)	(2.36)	2.24	1.41(c)
Total from Investment Operations		(4.11)	(2.40)	2.20	1.40
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income		—	—	—	—
Net realized gains		—	(0.11)	—	—
Total Distributions to Shareholders		—	(0.11)	—	—
NET ASSET VALUE, End of Period		$6.98	$11.09	$13.60	$11.40
TOTAL RETURN(e)		(37.06)%	(17.66)%	19.30%	14.00%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)		$131,370	$209,709	$197,131	$24,837
Ratios to Average Net Assets(f):
Net expenses		1.10%	1.10%	1.10%	1.10%
Gross expenses(g)		1.10%	1.11%	1.11%	1.11%
Net investment income (loss)		(0.28)%	(0.38)%	(0.30)%	(0.11)%
PORTFOLIO TURNOVER RATE(e)		95%	72%	55%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at that time.

(d)	Less than $0.01 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements

Golden Large Cap Core Fund Institutional Shares Investor Shares Golden Small Cap Core Fund Institutional Shares Investor Shares

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual/semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”) The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual/semi-annual reports (when available), the SAI, request other information, and discuss your questions about the Funds by contacting the Funds at:

Golden Funds
P.O. Box 588
Portland, Maine 04112
(800) 206-8610 (toll free)

The annual/semi-annual reports and the SAI are not available on the Funds’ website as the Funds do not maintain a website at this time.

Distributor: Foreside Fund Services, LLC
www.foresides.com

Securities and Exchange
Commission Information

You can also review the Funds’ annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
Email address: publicinfo@sec.gov

Fund information, including copies of the annual/semiannual reports and the SAI, is available on the SEC’s Web site at www.sec.gov.

Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2010

Golden Large Cap Core Fund
Institutional Shares (GLDLX)
Investor Shares

Golden Small Cap Core Fund
Institutional Shares (GLDSX)
Investor Shares

Investment Adviser:

Golden Capital Management, LLC
Five Resource Square, Suite 400
10715 David Taylor Drive
Charlotte, North Carolina 28262

Account Information and Shareholder Services:

Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME  04112
(800) 206-8610

This Statement of Additional Information (“SAI”) supplements the Prospectus dated, November 1, 2010, as may be amended from time to time, offering shares of the Golden Large Cap Core Fund and Golden Small Cap Core Fund, each a separate series of Forum Funds, a registered, open-end management investment company.  This SAI is not a prospectus. This SAI should only be read in conjunction with the Prospectus.  You may obtain the Prospectus, without charge, by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Financial statements for the Funds for the fiscal period ended June 30, 2010 are included in the Annual Report to shareholders and are incorporated by reference into, and legally a part of, this SAI.  Copies of the Annual Report may be obtained, without charge, upon request by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Table of Contents

GLOSSARY	1
1. INVESTMENT POLICIES AND RISKS	2
2. INVESTMENT LIMITATIONS	10
3. MANAGEMENT	12
4. PORTFOLIO TRANSACTIONS	23
5. PURCHASE AND REDEMPTION INFORMATION	26
6. TAXATION	27
7. OTHER MATTERS	31
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B – MISCELLANEOUS TABLES	B-1
APPENDIX C – PROXY VOTING PROCEDURES	C-1

Glossary

As used in this SAI, the following terms have the meanings listed.

 “Administrator” means Atlantic.

“Adviser” means Golden Capital Management, LLC

“Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

 “Code” means the Internal Revenue Code of 1986, as amended, the rules thereunder, IRS interpretations and any similar authority upon which the Fund may rely.

“Custodian” means Union Bank, N.A.

“Distributor” means Foreside Fund Services, LLC.

 “Fitch” means Fitch Ratings Ltd..

“Fund” means each of Golden Large Cap Core Fund or Golden Small Cap Core Fund, each a series of the Trust and together, the “Funds”..

“Fund Accountant” means Atlantic.

 “Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Services

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

 “NRSRO” means a nationally recognized statistical rating organization.

“NYSE” means the New York Stock Exchange.

 “SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a Division of The McGraw Hill Companies, Inc.

“Transfer Agent” means Atlantic Shareholder Services, LLC.

“Trust” means Forum Funds.

“U.S.” means United States.

“U.S. Government Security” means an obligation issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and resolutions as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules, and regulations and SEC interpretations and any exemptive orders or interpretive relief applicable to the Funds.

1

1. Investment Policies and Risks

Each Fund is a diversified series of the Trust.  This section discusses certain investments that the Funds may make in greater detail than the Funds’ Prospectus.  Each Fund offers Institutional Shares. Currently, Investor Shares are not offered for sale. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.  Please see the Funds’ Prospectus for a discussion of the principal policies and risks of investing in the Funds.

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

A.	Security Ratings Information

The Funds’ investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Funds hold.  To limit credit risk, the Funds may only invest in: (1) convertible and other debt securities that are rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase; and (2) preferred stock rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase.  The Funds may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Funds may purchase.  Unrated securities may not be as actively traded as rated securities.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Funds may use these ratings to determine whether to purchase, sell or hold a security.  The Funds may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of a Fund.  Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.   Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Ratings are general and are not absolute standards of quality.  The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

B.	Equity Securities

1.	General

Common and Preferred Stock.  Each Fund may invest in common and preferred stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company because it is typically subordinate to other securities issued by an issuer.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

2

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends or the recovery of investment should a company be liquidated, or both, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities.  Each Fund may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future.  A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they generally:  (1) have higher yields than the underlying common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, a Fund holding such convertible security will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants.  Each Fund may invest in warrants.  Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time.  The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Depositary Receipts.  Each Fund may invest in depository receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  Depositary receipts include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and other similar global instruments. The Funds may invest up to 10% of their assets in Depositary Receipts.  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.  EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.  Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

2.	Risks

Common and Preferred Stock.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.  If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile.  Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.  The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

3

Depositary Receipts.  Unsponsored depositary receipts may be created without the participation of the foreign issuer.  Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. The securities underlying depositary receipts trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of depositary receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

C.	Debt Securities

1.	General

The Funds may invest in debt securities including corporate debt obligations and U.S. Government Securities.

Corporate Debt Obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  Companies use these instruments to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.  In addition, the Funds may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds).  Each Fund intends to restrict its purchases of these securities to issues denominated and payable in United States dollars.  The Funds may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, is judged by the Adviser to be of comparable quality.

Financial Institution Obligations. Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers’ acceptances.  The Funds may invest in negotiable certificates of deposit and bankers’ acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation.  Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade.  Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which could reduce the Fund’s performance.

U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the Federal National Mortgage Association (“FNMA”)) securities); or solely by the creditworthiness of the issuer (such as Freddie Mac (formerly the Federal Home Loan Mortgage Corporation (“FHLMC”)) securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the FHFA announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

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Since 2009 both Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury stock purchases. The U.S. Treasury announced in December 2009 that it would continue that support for the entities’ capital as necessary to prevent a negative net worth for at least the next three years. The continuing commitment of the U.S. Treasury is critical to their solvency. In addition, the Federal Reserve exercised its separate authority in 2009 to purchase mortgage-backed securities of Fannie Mae and Freddie Mac; the rate of those purchases is expected to slow and terminate in early 2010. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its stock purchases, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, or abolishment.

Fannie Mae and Freddie Mac also have been the subject of several class action lawsuits and investigations by federal regulators over certain accounting, disclosure, or corporate governance matters. Such legal proceedings and investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entities and, as a result, the payment of principal or interest on their securities.

2.	Risks

General. The market value of the interest-bearing fixed income securities held by a Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Credit Risk. A Fund’s investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  To limit credit risk, the Funds will generally buy debt securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

D.	Options and Futures

1.	General

Each Fund may seek to hedge against either a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (selling) covered options on securities in which it

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invests and on any securities index based in whole or in part on securities in which the Fund may invest.  The Funds may also buy and sell stock index futures.  Both Funds may purchase and sell futures contracts on Treasury bills, Treasury bonds and other financial instruments and may write covered call options and purchase and sell out and call options on those futures contracts.  The Funds may only invest in options traded on an exchange or in an over-the-counter market.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Funds are not subject to registration or regulation as a commodity pool operator under the Act.

2.	Options and Futures Strategies

Options on Securities.  A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price.  A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price.  The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash equal to the difference between the exercise price and the closing price of the index.

Options on Futures.  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts.  A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price.  An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.	Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions.  These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions.

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Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.  In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day.  A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.  There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.  A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.  A Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

E.	Illiquid and Restricted Securities

1.	General

A Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  The Fund has a non-fundamental policy pursuant to which it may not invest more than 15% of its net assets in illiquid securities.  Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

An institutional market has developed for certain restricted securities.  Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security.  If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

2.	Risks

Any security, including securities determined by the Adviser to be liquid, can become illiquid.  Limitations on resale may have an adverse effect on the marketability of a security.  The Funds may also have to register a restricted security in order to dispose of it, resulting in expense and delay.  A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience a loss or have difficulty satisfying redemptions.  There can be no assurance that a market will exist for any illiquid security at any particular time.

3.	Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid and has delegated this responsibility to the Adviser, pursuant to guidelines approved by the Board.  The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board.  The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

F.	Leverage Transactions

1.	General

The Funds may use leverage insofar as they may purchase securities for investment while borrowings are less than 10% of total assets.  Leverage transactions include borrowing for other than temporary or emergency purposes. Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to a Fund through an investment technique, such as lending portfolio securities and purchasing securities on a when-issued, delayed delivery or forward commitment basis, is used to make additional Fund

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investments.  The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

Senior Securities. Subject to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days (excluding Sundays and holidays), to an extent that the asset coverage shall be at least 300%.

Borrowing and Reverse Repurchase Agreements. The Fund may only borrow money to purchase securities for investment while any borrowing is less than 10% of total assets, but may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to satisfy redemption requests. Entering into reverse repurchase agreements, pledging securities, and purchasing securities on a when-issued, delayed delivery or forward delivery basis are subject to this limitation.

A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Securities Lending and Repurchase Agreements. The Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements that must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments. The Fund may purchase securities offered on a “when-issued” and “forward commitment basis” (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

2.	Risks

Leverage creates the risk of magnified capital losses.  Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund.  Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

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The risks of leverage include a higher volatility of the net asset value of a Fund’s securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.  In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Assets.  The Fund will comply with SEC guidelines regarding segregation for investments made per these strategies and, if the guidelines require, will designate on the Fund’s books or maintain in a segregated account cash and liquid assets in the prescribed amount, which will be marked to market daily.

G.	Foreign Securities

The Funds may invest up to 20% of its total assets in foreign securities which may be denominated in foreign currencies.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you.  Commission rates payable on foreign transactions are generally higher than in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Funds are required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

H.	Core and Gateway®

The Funds may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund’s shareholders.  The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

I.	Securities of Investment Companies

Open-End and Closed-End Investment Companies.  The Fund may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act.  Under the 1940 Act, the Fund’s investments in such securities is generally limited to 3% of the outstanding voting stock of any one company, 5% of the Fund’s total assets in any one company, and 10% of the Fund’s total assets in investment companies

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generally.  Shares of an exchange traded fund (“ETF”) that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations and shares of money market funds are generally excluded from such restrictions.

Risks.  The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.  To the extent that the Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds.  The Fund may invest in ETFs, which are registered investment companies that are bought and sold on a securities exchange.  A Fund may also invest in exchange traded notes (“ETN”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer.  Most ETFs and ETNs are designed to track a particular market segment or index.  ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.  When the Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.

Risks.  The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

J.	Cash or Cash Equivalents

The Funds may invest a significant portion of its total assets in cash or cash equivalents if the Adviser is unable to find investments selling at discounts to what the Adviser believes is their fair intrinsic value.

K.	Temporary Defensive Position

Each Fund may assume a temporary defensive position and may invest in money market instruments that are of prime quality.  Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Funds may invest include short-term U.S. Government Securities, commercial paper, time deposits, bankers’ acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds.

The money market instruments in which each Fund may invest may have variable or floating rates of interest.  These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  These obligations generally are not traded, nor generally is there an established secondary market for these obligations.  To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Board may authorize future investments in other securities not listed in the SAI.

2. Investment Limitations

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

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The Funds’ investment objectives cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  A non-fundamental policy of either Fund may be changed by the Board without shareholder approval.  A Fund, however, must provide 60 days’ prior written notice if it changes its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain types of investments (“80% Policy”).  If a Fund uses data based on a broad-based index to test compliance with its 80% Policy, the Fund will use data from the index as of the most recent prior month end.

A.	Fundamental Limitations

The Funds have adopted the following investment limitations that cannot be changed by the Board without shareholder approval.  A Fund may not:

1.	Borrowing

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund’s total assets (computed immediately after the borrowing).

2.	Concentration

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund’s total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.	Diversification

With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund’s total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.	Underwriting Activities

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

5.	Making Loans

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

6.	Purchases and Sales of Real Estate

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.	Purchases and Sales of Commodities

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

8.	Issuance of Senior Securities

Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 (“1940 Act”) and except that the Fund may borrow money subject to investment limitations specified herein and in the Fund’s Prospectus.

9.	Oil, Gas & Mineral Exploration

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

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B.	Non-Fundamental Limitations

The Funds have adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval.  A Fund may not:

1.	Pledging

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness.  The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

2.	Margin and Short Sales

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

3.	Borrowing

Purchase securities for investment while any borrowing equaling 10% or more of the Fund’s total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund’s total assets.

4.	Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as:  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“Restricted Securities”) that are not readily marketable.  The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5.	Investment in Other Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

6.	Warrants

Invest in warrants if: (1) more than 5% of the value of the Fund’s net assets will be invested in warrants (valued at the lower of cost or market); or (2) more than 2% of the value of the Fund’s net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.  For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.

3. Management

A.	Trustees and Officers of the Trust

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Funds’ advisers, who are responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer.  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute at least two-thirds of the Board. J. Michael Parish, an Independent Trustee,

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serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Funds. The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal and Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings and schedules four telephonic meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation, removal or replacement. The address for all Trustees and officers is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101. Each Trustee oversees the twenty-two series of the Trust. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. Mr. Keffer is also an interested Director of the Wintergreen Fund, Inc., another registered open-end investment company.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992–2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.

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Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization)since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.

1Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC.  Prior to January 1, 2010, Atlantic was a wholly owned subsidiary of Forum Trust, LLC. Effective January 1, 2010, Atlantic became a wholly owned subsidiary of Forum Holdings Corp., a Delaware corporation that is wholly owned by Mr. Keffer.

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about such qualifications and experience.

J. Michael Parish: Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc., and a private university; and multiple years of service as a Trustee and as Independent Chair. Mr. Parish also served as a Trustee of Monarch Funds, a Massachusetts business trust and open-end, management investment company, from 2003 to 2009.

Costas Azariadis: Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; multiple years of service as a Trustee. Mr. Azariadis also served as a Trustee of Monarch Funds from 2003 to 2009.

James C. Cheng: Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as partner with a large public accounting firm; experience as a consultant; and multiple years of service as a Trustee. Mr. Cheng also served as a Trustee of Monarch Funds from 2003 to 2009.

John Y. Keffer: Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a Trustee. Mr. Keffer also served as a Trustee of Monarch Funds from 2003 to 2009 and continues to serve as an interested Director of Wintergreen Fund, Inc., another registered open-ended investment company.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Each Fund’s investment adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the investment adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the investment adviser oversees and regularly monitors the investments, operations and compliance of the Funds’ investments.

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The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the adviser and the Trust Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance programs.

The Board also regularly receives reports from the adviser with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the adviser on at least an annual basis in connection with the Board’s consideration of the renewal of Trust’s advisory agreement with them. Also, if applicable, in connection with the Board’s consideration of the renewal of any distribution plan of a Fund under Rule 12b-1 under the 1940 Act, the Board receives reports from the adviser and other service providers.

Senior officers of the Trust and senior officers of the adviser also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

Trustee Ownership in the Funds and in Other Series of the Trust

Trustees	Dollar Range of Beneficial Ownership in the Funds as of December 31, 2009	Aggregate Dollar Range of Ownership as of December 31, 2009 in all Funds Overseen by Trustee in the Trust
Interested Trustee
John Y. Keffer	None	None
Independent Trustees
Costas Azariadis	None	None
James C. Cheng	None	None
J. Michael Parish	None	Over $100,000

B.	Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each Officer is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007; Elder Care 2005-2006; Director, Fund Accounting, Citigroup 2003-2005.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup 2003–2008.

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David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007–2009; Associate Counsel, Investors Bank & Trust Co. 2006–2007; FDIC 2005.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.

C.           Ownership of Securities of the Adviser and Related Companies

As of December 31, 2009, no Independent Trustee (or an immediate family member thereof) has any share ownership in the securities of the Adviser, the principal underwriter of Golden Large Cap Core Fund or Golden Small Cap Core Fund, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Golden Large Cap Core Fund and Golden Small Cap Core Fund (not including registered investment companies).

D.           Information Concerning Trust Committees

Audit Committee. The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls.  During the fiscal year ended June 30, 2010, the Audit Committee met five times.

Nominating Committee. The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider any nominees for Trustee recommended by security holders.  During the fiscal year ended June 30, 2010, the Nominating Committee did not meet.

Valuation Committee. The Trust’s Valuation Committee, which meets when necessary, consists of Messrs.  Azariadis, Cheng, Keffer, or Parish, the President or the Treasurer, a representative of the Fund Accountant and, if needed, a portfolio manager or a senior representative of the investment advisers to the Trust series holding securities that require fair valuation.   Pursuant to the Trust’s Pricing and Valuation Procedures, the Valuation Committee oversees the pricing of the Funds’ shares and the activities of the Fund Accountant and the Advisers in connection with the valuation of the Funds’ portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other

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supervisory functions delegated to it by the Board relating to the valuation of Fund portfolio securities. During the fiscal year ended June 30, 2010, the Valuation Committee met one hundred and five times.

Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust.  During the fiscal year ended June 30, 2010, the QLCC did not meet.

E.           Compensation of Trustees and Officers

Each Independent Trustee is paid an annual fee of $40,000 for service to the Trust. The Chairman of the Board is paid an annual fee of $60,000.  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by each Fund and the Fund Complex for the fiscal year ended June 30, 2010.

Trustee	Aggregate Compensation from the Golden Large Cap Core Fund	Aggregate Compensation from the Golden Small Cap Core Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Trust2
J. Michael Parish	$2,111	$1,536	$0	$55,000
Costas Azariadis	$1,470	$1,073	$0	$37,500
James C. Cheng	$1,470	$1,073	$0	$38,000
John Y. Keffer	$0	$0	$0	$0

F.           Investment Adviser

1.           Services of Adviser

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund’s investments and effecting portfolio transactions for a Fund, except those described in the Fee Table in the Prospectus.

Subject to the general oversight of the Board, the Adviser makes decisions regarding the investment and reinvestment of the Funds’ assets.

2.           Ownership of Adviser

The Adviser is a Delaware limited liability company. Golden Capital Management, LLC, was originally organized as a division of Smith Asset Management in 1999. In December 2000, the firm began doing business as Golden Capital Management, LLC. The managing member of the Adviser is GCM Partners, Inc., which is controlled by the Funds’ Portfolio Managers, Greg W. Golden and Jeff C. Moser. Wells Fargo & Company, a large U.S. financial services firm headquartered in San Francisco, California, indirectly owns 45% of the Adviser’s ownership interests, which may be deemed to be a controlling interest as defined under the 1940 Act.

3.           Information Concerning Other Accounts Managed by Portfolio Managers

The Adviser has provided the following information regarding other accounts managed by the Funds’ portfolio managers and conflicts of interest as of June 30, 2010.

As of June 30, 2010, Greg W. Golden did not act as portfolio manager for other pooled investment vehicles.  Mr. Golden acted as portfolio manager for approximately 1,150 other accounts, with a total market value of

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approximately $1.1 billion. Of these other accounts, two are performance fee accounts, with a total market value of approximately $320 million.

As of June 30, 2010, Mr. Golden managed no other registered investment companies.

As of June 30, 2010, Mr. Moser did not act as portfolio manager for other pooled investment vehicles. Mr. Moser also acted as portfolio manager for approximately 3,700 other accounts, with a total market value of approximately $1.4 billion.  Of these accounts, none was a performance fee account.

As of June 30, 2010, Mr. Moser acted as the portfolio manager for one other registered investment company with a total market value of approximately $4.9 million.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.  The Adviser employs a common research platform to evaluate all securities managed for its clients, and the Adviser may determine to trade the same security for several accounts and/or client groups at or around the same time. In an effort to assure that trade orders for different clients and client groups are executed in a fair order over the long term, the Adviser may implement a procedure that places all client groups in random sequence for trade execution. Whenever trades are executed on a rotational basis, there exists the possibility that any particular group of trades will receive a higher or lower execution price than another group in the rotation. In addition, the Adviser allocates trades within client groups on a pro-rata basis in an effort to assure equitable implementation across client accounts within each trade group. The management of multiple accounts may result in a Portfolio Manager devoting unequal time and attention to the management of a Fund and/or other account.

The Adviser has various soft dollar arrangements with registered broker-dealers pursuant to which it obtains research and related trading services that are used to manage client accounts, including the Funds.  While the services that are paid for with soft dollars are selected because the Adviser believes that they will add value to client accounts, the use of client commissions to pay for such services creates a conflict of interest.  The soft dollar services furnished by brokers may be used in servicing any or all accounts, and services obtained from one client may be used in connection with accounts that do not provide any soft dollar benefits to the Adviser.  For example, wrap programs and directed brokerage accounts, which constitute a substantial portion of the Adviser’s assets under management, typically do not generate soft dollar benefits for the Adviser, but those accounts may benefit from soft dollars generated by other accounts, including the Funds.

4.           Information Concerning Compensation of Portfolio Managers

The Adviser has provided the following information regarding Portfolio Manager compensation as of June 30, 2010.

The Portfolio Managers receive base compensation consisting of a fixed annual salary that is competitive with industry standards, incentive compensation and participation in the firm’s 401(k) profit sharing plan and profit incentive plans.  Individual compensation amounts are influenced by client retention, asset growth, individual performance and the profitability of the Adviser. The Adviser currently does not have a precise formula for attributing weights to each of these criteria in determining total compensation. Messrs. Golden and Moser own, indirectly, a substantial portion of the Adviser’s membership interests and, accordingly, participate in the success of the Adviser through their ownership interest in the firm.

5.           Portfolio Managers Ownership in the Funds

Portfolio Manager	Dollar Range of Beneficial Ownership in the Golden Large Cap Core Fund as of June 30, 2010	Dollar Range of Beneficial Ownership in the Golden Small Cap Core Fund as of June 30, 2010
Greg Golden	$0	$0
Jeff C. Moser	$100,001-$500,000	$100,001-$500,000

6.           Fees

The Adviser’s fee is calculated as a percentage of the applicable Fund’s average daily net assets.  The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Adviser’s fee is paid monthly based on average net assets for the previous month.  Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all

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expenses of the Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in a Fund.

Based on contractual waivers through October 31, 2011, the Adviser has agreed to waive its advisory fee and reimburse the Funds’ expenses to the extent that the total annual operating expenses exceed the levels listed below:

Golden Large Cap Core Fund – Institutional Shares – 0.70%
Golden Large Cap Core Fund – Investor Shares –0.95%
Golden Small Cap Core Fund – Institutional Shares –1.10%
Golden Small Cap Core Fund – Investor Shares –1.35%

The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at any time.

Table 1 in Appendix B shows the dollar amount of the fees paid by the Funds to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending upon the Fund’s commencement of operations).

7.           Other Provisions of the Advisory Agreement

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually.  Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G.           Distributor

1.           Distribution Services

The Distributor (also known as principal underwriter) of the shares of each Fund is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority.

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of each Fund.  The Distributor continually distributes shares of each Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of each Fund (see “Purchases through Financial Institutions”).  With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Funds and/or the Funds’ Adviser, rather than the Distributor, typically enter into such agreements (see also, “purchases through Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

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The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services including to permit employees of the Adviser to serve as registered representatives of the Distributor to facilitate distribution of Fund shares.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those Intermediaries through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through whom they purchase shares.  Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their intermediary.  The financial intermediaries, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary.  The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective.

2.           Distribution Plan (Investor Shares)

The Trust has adopted a Rule 12b-1 plan (the “Plan”) under which the Funds are authorized to pay to the Distributor or any other entity approved by the Board (collectively, “Payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of the Investor Shares (which are not currently offered for sale).  The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Funds.  The plan is a core component of the distribution of Investor Shares.

The Plan provides that payees may incur expenses for distribution and service activities including but are not limited to:  (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and (2) providing services to holders of shares related to their investment in a Fund, including, without limitation, providing assistance in connection with responding to a Fund’s shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts.  Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of a Fund’s shares for sale to the public.

The Plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.  The plan obligates the Funds to compensate a payee for services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees.  The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the Plan without approval by shareholders of all Investor Shares and that other material amendments of the plan must be approved by the Independent Trustees. The Plan may be terminated with the respect to a Fund’s Investor Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of a Fund’s Investor Shares.

Currently, Investor Shares are not offered for sale. Therefore, there are no dollar amounts to show for fees payable by the Funds to the Distributor, fees waived by the Distributor or its agents or actual fees received by the Distributor and its agents under the Plan.

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H.           Other Fund Service Providers

1.           Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration , fund accounting  and transfer agency services to the Funds. Atlantic is a subsidiary of Forum Trust, LLC.  John Y. Keffer, a Trustee, is the Chairman of Atlantic and is also the founder and a substantial owner of Forum Trust, LLC, the corporate parent of Atlantic.

Pursuant to the Atlantic Services Agreement (the “Services Agreement”), the Funds pay Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $135,000. The Funds also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month.

As Administrator, Atlantic administers the Funds’ operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Funds by others, including its custodian, Transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Funds’ tax returns, the preparation of financial statements and related reports to the Funds shareholders, the SEC and state and other securities administrators; (4) providing the Funds with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Funds’ investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As Fund Accountant, Atlantic provides fund accounting services to the Funds. These services include calculating the NAV of the Fund.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. The Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Funds on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and persons who control Atlantic) are indemnified by the Funds against any and all claims and expenses related to the Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care. Under the Services Agreement, in calculating the Funds’ NAV, Atlantic is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Atlantic Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to  1/2 of 1% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Funds.

Atlantic, located at Three Canal Plaza, Portland, Maine 04101, serves as Transfer Agent and distribution paying agent for the Funds. Atlantic is registered as a transfer agent with the Securities and Exchange Comission. The Transfer Agent and distribution paying agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Prior to June 2, 2008, Citigroup Fund Services, LLC (“Citi”) served as the Funds’ administrator and fund accountant, pursuant to its Administration, Fund Accounting and Transfer Agency Services Agreement with the Trust dated April 20, 2007 (the “Citi Services Agreement”) on terms similar to those in the Services Agreement.

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Table 2 in Appendix B shows the dollar amount of the fees paid by the Adviser under the Advisory Agreement to Atlantic and Citi, the amount of fees waived by Atlantic and Citi for administration services and the actual fees received by Atlantic and Citi. The data is for the past three fiscal years.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Adviser under the Advisory Agreement to Atlantic and Citi for fund accounting services, the amount of fees waived by Atlantic and Citi, and the actual fees received by Atlantic and Citi. The data is for the past three fiscal years.

Atlantic provides a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Funds, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to its Compliance Services Agreement (the “Compliance Services Agreement”) with the Funds, on behalf of the Trust. For making available the CCO, AMLCO and Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Adviser provides management services), (ii) $5,000 per Fund, and (iii) an annual fee of 0.01% of the Funds’ average daily net assets, subject to an annual maximum of $20,000 per Fund.

The Compliance Services Agreement continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, and (2) Atlantic and certain related parties (“Atlantic Indemnitees”) are indemnified by the Funds against any and all claims and expenses related to an Atlantic Indemnitee’s actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

Prior to June 2, 2008, Foreside Compliance Services (“FCS”) provided Compliance Services to the Funds on terms similar to those in the Compliance Services Agreement.
Table 4 in Appendix B shows the dollar amount of the fees paid by the Adviser under the Advisory Agreement to Atlantic and FCS for Compliance Services, the amount of the fee waived by Atlantic and FCS and the actual fees retained by Atlantic and FCS. The data is for the past three fiscal years.

3.           Custodian

Union Bank, N.A. is the Custodian for the Funds and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Funds’ domestic and foreign assets.  The Custodian is located at 350 California Street, 6th Floor, San Francisco, California, 94104.

4.           Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington D.C. 20006, serves as legal counsel to the Funds.

5.           Independent Registered Public Accounting Firm

[XXXXXXX] is the independent registered public accounting firm for each Fund, providing audit services, tax services and assistance with respect to the preparation of filing with the SEC.  [XXXXXXX] audits the annual financial statements of each Fund and provides each Fund with an audit opinion.  [XXXXXXX] also reviews certain regulatory filings of the Funds.

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4. Portfolio Transactions

A.	How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.  When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.	Commissions Paid

Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Funds as well as aggregate commissions paid to an affiliate of the Funds and the Adviser.  The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

C.          Adviser Responsibility for Purchases and Sales

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser.  The Funds do not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.

1.           Choosing Broker-Dealers

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser’s primary consideration in executing transactions for the Funds is prompt execution of orders in an effective manner and at the most favorable price available. A Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser may take into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities, brokerage and research services (described below), and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser’s duties, the Adviser may consider payments made by brokers effecting transactions for a Fund.  These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Table 6 in Appendix B lists each broker to whom a Fund directed brokerage over the last fiscal year in return for research services, the amount of transactions so directed and the amount of commissions earned by the broker therefrom.

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2.           Obtaining Research from Brokers

The Adviser has full brokerage discretion.  The Adviser evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Adviser may give consideration to brokerage and research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  Such services are designed to augment the Adviser’s own internal research and investment strategy capabilities.  Services may include, among other things, reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Services furnished by brokers may be used in servicing any or all of the Adviser’s accounts, including the Funds, and services obtained with commissions obtained from one client may be used in connection with accounts that do not provide any soft-dollar benefits to the Adviser.

D.           Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

E.           Other Accounts of the Adviser

Investment decisions by the Adviser on behalf of the Funds and its other clients are the product of many factors, including basic suitability for the particular client involved, cash needs and other factors.  A particular security may be bought or sold for certain clients and not bought or sold for other clients at the same time.  Similarly, a particular security may be bought for one or more clients when one or more other clients are selling the security.  In some instances, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, the transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

F.           Portfolio Turnover

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

Portfolio Turnover Rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund invests, are excluded from the calculation of portfolio turnover rate.

G.           Securities of Regular Broker-Dealers and Wrap Program Sponsors

From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parent companies of those brokers and dealers.  For this purpose, regular brokers and dealers means the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

Table 7 in Appendix B lists the Fund’s regular brokers and dealer whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of each Fund’s holdings of those securities as of the Fund’s most recent fiscal year.

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In addition, from time to time, a Fund may acquire securities issued by wrap program sponsors (or the parent companies of such sponsors) of wrap programs in which the Adviser participates.

H.           Portfolio Holdings

Portfolio holdings as of the end of the Funds’ annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within ten days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period).  Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Funds’ latest semi-annual report to shareholders or a copy of the Funds’ latest Form N-Q which contains the Funds’ portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-CSR and Form N-Q by accessing the SEC's website at www.sec.gov.

The Funds’ nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds’ operations that the Funds have retained them to perform.  The Adviser to the Funds has regular and continuous access to the Funds’ portfolio holdings.  In addition, the Funds’ Administrator, Custodian, Distributor and Fund Accountant as well as independent auditors, proxy voting services, mailing services and financial printers may have access to the Funds’ nonpublic portfolio holdings information on an ongoing basis.  The Trustees, the Trust’s officers, and legal counsel to the Trust and to the Independent Trustees and the Funds’ independent registered public accounting fir, may receive such information on an as needed basis.

From time to time, nonpublic information regarding the Funds’ portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if a Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders.  Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information.  The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by the Funds, nor, to the Funds’ knowledge, paid to its Adviser or any other party in connection with the disclosure of the Funds’ portfolio holdings.  The codes of ethics of the Trust, the Adviser and the Distributor are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings.  In addition, the Funds’ service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds’ portfolio holdings disclosure policy is subject to review by the Funds’ CCO who will report the results of such review at least annually to the Board.  Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

THERE IS NO ASSURANCE THAT THE FUNDS’ PORTFOLIO HOLDINGS DISCLOSURE POLICY WILL PROTECT THE FUNDS AGAINST POTENTIAL MISUSE OF HOLDINGS INFORMATION BY INDIVIDUALS OR FIRMS IN POSSESSION OF THAT INFORMATION.

The Adviser provides investment management for accounts of clients other than the Funds, which may result in some accounts having a composition substantially similar to that of either Fund. Notwithstanding any such similarity, the Adviser and its affiliates may provide regular information to clients and others regarding the holdings

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in such accounts so long as no information is provided to clients other than the Funds that identifies the actual composition of a Fund, the amount of a Fund’s assets invested in a security, or specifies the extent of any such similarities.

5. Purchase and Redemption Information

A.	General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent. The Funds accept orders for the purchase or redemption of shares on any weekday except days when the NYSE is closed or trading on the NYSE is restricted. Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund’s availability. The Fund reserves the right to refuse any purchase request.

1.           IRAs
All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.           UGMAs/UTMAs

If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a matter indicating custodial capacity.

B.           Additional Redemption Information

You may redeem Fund shares at the NAV. The Funds may redeem shares involuntarily to: (1) reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Funds’ shares as provided in the Prospectus.

1.           Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.           Redemption In Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser, the Funds may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which each Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

C.           NAV Determination

In determining the Fund’s NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

D.           Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

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6. Taxation

The tax information set forth in the Prospectus and the information in this section relate solely to Federal income and excise tax law and assumes that each Fund qualifies as a “regulated investment company” (as discussed below).  Such information is only a summary of certain key Federal income and excise tax considerations affecting the Funds and their respective shareholders and that are not described in the Prospectus.  No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to its shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date hereof, as well as court decisions through that date.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisers as to the Federal, state, local and foreign tax provisions applicable to them.

A.	Qualification as a Regulated Investment Company

Each of the Funds intends for each tax year to qualify as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The tax year-end of the Funds is June 30 (the same as the Funds’ fiscal year end).

1.           Meaning of Qualification

As a regulated investment company, neither Fund will be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  In order to qualify for treatment as a regulated investment company for a taxable year, each Fund must satisfy the following requirements, among others:

•
The Fund must distribute annually to its shareholders at least 90% of its investment company taxable income for the taxable year.  (Certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to the previous taxable year for purposes of satisfying this requirement.)

•
The Fund must derive at least 90% of its gross income for the taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in such stock, securities or currencies. For taxable years beginning after October 22, 2004, net income from interests in “qualified publicly traded partnerships” also constitutes qualifying income.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or for tax years beginning after October 22, 2004, in the securities of one or more “qualified publicly traded partnerships.”

2.           Failure to Qualify

If for any taxable year a Fund does not qualify for treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly

27

as “qualified dividend income” as defined in the Prospectus) to the extent of the Fund’s current and accumulated earnings and profits. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes  and interest, and make substantial distributions before requalifying for regulated investment company treatment.

Failure to qualify for treatment as a regulated investment company would thus have a negative impact on the Fund’s after-tax performance.  It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.           Fund Distributions

Each of the Funds anticipates distributing to its shareholders substantially all of its investment company taxable income for each taxable year.  These distributions will be taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Funds’ distributions may be treated as “qualified dividend income,” taxable to individuals through December 31, 2010 at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) provided that holding period and other requirements are met by the Funds and their shareholders.  A distribution will be treated as qualified dividend income to the extent that the Funds receive dividend income from taxable domestic corporations and certain qualified foreign corporations. To the extent the Funds’ distributions are attributable to other sources, such as interest or capital gains, the distributions will not be treated as qualified dividend income. The Funds’ distributions of dividends received from REITs generally will not constitute qualified dividend income.

Each of the Funds anticipates distributing to its shareholders substantially all of its net capital gain (after reduction for any capital loss carryovers, i.e., unutilized capital losses from prior years) for each taxable year.  These distributions generally will be made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year.  These distributions will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.  These distributions do not qualify for the dividends-received deduction.

The Funds may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term).  All capital loss carryovers are listed in the Funds’ financial statements. Any such losses may not be carried back.

A distribution by the Funds that does not constitute an ordinary income or capital gain dividends will be treated as a return of capital.  A return of capital distribution reduces your tax basis in your shares and is treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Funds will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the relevant Fund.  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund.  A distribution of that income or gain is taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Funds into account in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Funds and received by you on December 31 of that year if the distribution is actually paid in January of the following year.

You will be advised annually as to the Federal income tax status of distributions made (or deemed made) to you during the year.

C.           Certain Tax Rules Applicable to the Funds’ Transactions

When put and call options purchased by the Funds expire unexercised, the premiums paid by the Funds give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by the Funds expire unexercised, the premiums received by the Funds give rise to short-term capital gains at the time of expiration.  When the Funds exercise a call, the

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purchase price of the underlying security is increased by the amount of the premium paid by the Funds.  When the Funds exercise a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Funds is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes.  Section 1256 contracts held by the Funds at the end of each taxable year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the year.  Gains or losses on these deemed sales, and those realized by the Funds on actual sales of Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses.  The Funds can elect to exclude their Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Funds in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the character and timing of the Funds’ gains and losses with respect to straddle positions by requiring, among other things, that:  (1) the loss realized on disposition of one position of a straddle not be recognized to the extent that the Funds have unrealized gains with respect to the other position in such straddle; (2) the Funds’ holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions be deferred.  Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Funds if all of the offsetting positions consist of Section 1256 contracts.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue dividends, interest or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities are treated as ordinary income or losses.  Similarly, gains or losses from the disposition of foreign currencies or from the disposition of a forward contract denominated in a foreign currency or that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the securities and the date of its disposition also are treated as ordinary income or losses.  These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.

If a Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not make either of the elections described below, it may be subject to federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders.  A Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder.  A PFIC is any foreign corporation (with certain exceptions) if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income."  A Fund could elect to "mark-to-market" stock in a PFIC.  Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock.  The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years.  The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not

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exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss.  The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.

D.           Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Funds’ income must be distributed during the next calendar year.  The Funds will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Funds: (1) reduce their capital gain net income (but not below their net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year.  The Funds will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each of the Funds intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Funds might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.           Sale or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Funds in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of the Funds will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.           State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Funds can differ from the Federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in the Funds.

G.           Foreign Income Tax

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined.  If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Funds will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Funds.  However, there can be no assurance that the Funds will be able to do so.  Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Funds, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes.  You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Funds.

30

7. Other Matters

A.	The Trust and Its Shareholders

General Information

Forum Funds was organized as a business trust (now known as a statutory trust) under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act.  The Trust offers shares of beneficial interest in its series.  As of the date hereof, the Trust consisted of the following series:

Absolute Opportunities Fund(1)
Absolute Strategies Fund(2)
Adams Harkness Small Cap Growth Fund
Auxier Focus Fund(3)
Beck, Mack & Oliver Global Equity Fund
Beck, Mack & Oliver Partners Fund
DF Dent Premier Growth Fund
Fountainhead  Special Value Fund
Golden Large Cap Core Fund(4)
Golden Small Cap Core Fund(4)
Grisanti Brown Value Fund(5)

Lou Holland Growth Fund(6)
Merk Absolute Return Currency Fund(4)
Merk Asian Currency Fund(4)
Merk Hard Currency Fund(4)
Payson Total Return Fund
Polaris Global Value Fund
The BeeHive Fund
Utendahl Credit Floating NAV Fund(1)
Utendahl Floating NAV Fund(1)
Utendahl Government Floating NAV Fund(1)
Waterville Large Cap Value Fund(4)

(1)	The Trust registered for sale shares of beneficial interest in an Institutional class of these series.
(2)	The Trust registered for sale shares of beneficial interest in Institutional and R classes of this series. Effective August 1, 2009, Class C shares were converted to R shares.
(3)	The Trust registered for sale shares of beneficial interest in Investor, A and C classes of this series. Effective August 27, 2008, Class C shares were converted to Investor Shares.
(3)
The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. Currently A shares of Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.

(4)
The Trust registered for sale shares of beneficial interest in Institutional and Investor classes of this series. Currently Investor Shares of the Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.

(5)	The Trust registered for sale shares of beneficial interest in an I Shares class of this series. Previously, Grisanti Brown Value Fund’s I share class was named “Institutional Shares.”
(6)	The Trust registered for sale shares of beneficial interest in Investor, Institutional, A and C classes of these series. Currently C Shares are not offered for sale.

The Trust has an unlimited number of authorized shares of beneficial interest.  The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust. The Trust and each series and class thereof will continue indefinitely until terminated.

2.           Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class’ performance.  For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.           Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of

31

the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law.  Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote.  The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder’s pro rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.           Termination or Reorganization of Trust or its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the trust instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.  The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.           Fund Ownership

As of October XX, 2010, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Fund.

As of October XX, 2010, certain shareholders of record owned 5% or more of the shares of the Funds.  Shareholders known by the Funds to own beneficially 5% or more of the shares of the Funds are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Funds.  Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.  As of October XX, 2010, the following persons owned 25% or more of the shares of the Funds and may be deemed to control the Funds.  For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company’s parents are listed.

Controlling Person Information

Fund	Name and Address	Shares	% Of Fund
Golden Large Cap Core Fund
Golden Small Cap Core Fund

C.           Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this

32

point.  The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.           Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust and the Adviser are included in Appendix C.  Information regarding how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC’s website at http://www.sec.gov.

E.           Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act, each of which is designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Adviser and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by a Fund, subject to certain limitations.

F.           Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.  Financial Statements

The financial statements of each Fund for the year ended June 30, 2010, are included in the Funds’ Annual Report to shareholders, and are incorporated herein by reference. The financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and notes to financial statements. The financial statements have been audited by [XXXXXXX], an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing.

33

Appendix A - Description Of Securities Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.
Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Appendix B - Miscellaneous Tables

Table 1 – Investment Advisory Fees

The following table shows the dollar amount of fees paid to the Adviser with respect to the Funds, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.  The data is for the past three fiscal years.

Golden Large Cap Core Fund	Advisory Fees	Advisory Fees Waived	Advisory Fee Received
Year Ended June 30, 2010	$1,230,433	$5,725	$1,224,708
Year Ended June 30, 2009	$943,649	$5,277	$938,372
Year Ended June 30, 2008	$1,032,109	$283,399	$748,709

Golden Small Cap Core Fund	Advisory Fees	Advisory Fees Waived	Advisory Fees Received
Year Ended June 30, 2010	$1,376,034	$4,157	$1,371,877
Year Ended June 30, 2009	$1,706,882	$6,011	$1,700,871
Year Ended June 30, 2008	$2,290,803	$436,071	$1,854,732

Table 2 – Administration Fees

The following table shows the dollar amount of fees paid by the Adviser under the Advisory Agreement to Atlantic and Citi, the Fund’s prior administrator, with respect to the Funds, the amount of fee that was waived by Citi, if any, and the actual fees received by the Citi.  The data is for the past three fiscal years.

Golden Large Cap Core Fund	Administration Fees	Administration Fees Waived	Administration Fees Received
Year Ended June 30, 2010	$170,847	$0	$170,847
Year Ended June 30, 2009	$134,840	$0	$134,840
Year Ended June 30, 2008	$132,878	$0	$132,878

Golden Small Cap Core Fund	Administration Fees	Administration Fees Waived	Administration Fees Received
Year Ended June 30, 2010	$121,550	$0	$121,550
Year Ended June 30, 2009	$152,746	$0	$152,746
Year Ended June 30, 2008	$187,667	$0	$187,667

Table 3 – Accounting Fees

The following table shows the dollar amount of fees paid by the Adviser under the Advisory Agreement to Atlantic and Citi, the Funds’ prior accountant, with respect to the Funds, the amount of fee that was waived by Atlantic and Citi, if any, and the actual fees received by Atlantic and Citi. The data is for the past three fiscal years.

Golden Large Cap Core Fund	Accounting Fees	Accounting Fees Waived	Accounting Fees Received
Year Ended June 30, 2010	$0	$0	$0
Year Ended June 30, 2009	$0	$0	$0
Year Ended June 30, 2008	$0	$0	$0

Golden Small Cap Core Fund	Accounting Fees	Accounting Fees Waived	Accounting Fees Received
Year Ended June 30, 2010	$0	$0	$0
Year Ended June 30, 2009	$0	$0	$0
Year Ended June 30, 2008	$0	$0	$0

Table 4 – Compliance Fees

The following tables show the dollar amount of the fees paid by the Adviser under the Advisory Agreement to Atlantic and FCS for Compliance Services, the amount of the fee waived by Atlantic and FCS and the actual fees retained by Atlantic and FCS. The data is for the past three fiscal years.

Golden Large Cap Core Fund	Compliance Fees	Compliance Fees Waived	Compliance Fees Received
Year Ended June 30, 2010	$35,729	$19,039	$16,690
Year Ended June 30, 2009	$29,124	$5,618	$23,506
Year Ended June 30, 2008	$29,073	$0	$29,073

Golden Small Cap Core Fund	Compliance Fees	Compliance Fees Waived	Compliance Fees Received
Year Ended June 30, 2010	$26,858	$13,548	$13,310
Year Ended June 30, 2009	$31,799	$4,752	$27,047
Year Ended June 30, 2008	$38,171	$0	$38,171

Table 5 – Commissions

The following table shows the aggregate brokerage commissions of the Funds.  The data is for the past three fiscal years.

Golden Large Cap Core Fund	Aggregate Brokerage Commissions Paid	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor	% of Brokerage Commissions Paid to an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor	% of Transactions Executed by an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor
Year Ended June 30, 2010	$166,889	$0	0%	0%
Year Ended June 30, 2009	$163,180	$0	0%	0%
Year Ended June 30, 2008	$107,330	$0	0%	0%

Golden Small Cap Core Fund	Aggregate Brokerage Commissions Paid	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor	% of Brokerage Commissions Paid to an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor	% of Transactions Executed by an Affiliate of the Fund, Advisor/Sub-Advisor or Distributor
Year Ended June 30, 2010	$302,166	$0	0%	0%
Year Ended June 30, 2009	$562,697	$0	0%	0%
Year Ended June 30, 2008	$449,429	$0	0%	0%

Table 6 – Directed Brokerage

The following table lists each broker to whom the Funds directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom. The data is for the past three fiscal years.

Golden Large Cap Core Fund	Broker	Amount Directed	Amount of Commissions Generated
Year Ended June 30, 2010	N/A	N/A	N/A
Year Ended June 30, 2009	N/A	N/A	N/A
Year Ended June 30, 2008	N/A	N/A	N/A

Golden Small Cap Core Fund	Broker	Amount Directed	Amount of Commissions Generated
Year Ended June 30, 2010	N/A	N/A	N/A
Year Ended June 30, 2009	N/A	N/A	N/A
Year Ended June 30, 2008	N/A	N/A	N/A

Table 7 – Securities of Regular Brokers or Dealers

The following table lists the Funds’ regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund’s holdings of those securities as of the Funds’ fiscal year ended June 30, 2010.

Fund	Regular Broker or Dealer	Value of Securities Held
Golden Large Cap Core Fund	None	None
Golden Small Cap Core Fund	None	None

Table 8 – 5% Shareholders

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Funds; and (2) any person known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds, as of October XX, 2010.

Fund	Name and Address	Shares	% Of Fund
Golden Large Cap Core Fund

Golden Small Cap Core Fund

Appendix C – PROXY VOTING PROCEDURES

FORUM FUNDS
POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1. PURPOSE

Shareholders of the various series of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

SECTION 2. RESPONSIBILITIES

(A)           Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B)           Reporting. The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3. SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)   General
(1)
Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2)	Absence of Proxy Voting Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B)   Routine Matters As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

(1)
Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)	Appointment of Auditors. Management recommendations will generally be supported.

(3)
Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)           Non-Routine Matters

(1)	Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2)	Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)
Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)
Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5)
Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)           Conflicts of Interest Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E)           Abstention The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

Golden Capital Management Proxy Voting Policy and Procedures

Policy
Golden Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to
(a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility
Lynette Alexander has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure
Golden Capital Management has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate.  Golden Capital Management has contracted with Institutional Shareholder Services (“ISS”), a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies.  While ISS makes the proxy vote recommendations, Golden Capital Management retains the ultimate authority on deciding how to vote. In general, it is Golden Capital Management's policy to vote in accordance with ISS’s recommendations.

Revised 06/13/2006
1.Voting Procedures
•           All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services;
•           ISS will determine which client accounts hold the security to which the proxy relates;
•
Absent material conflict or any disagreement by Golden Capital Management with the recommendation of ISS, ISS will determine how Golden Capital Management should vote the proxy in accordance with applicable voting guidelines, complete the proxy and submit the proxy in a timely and appropriate manner.

2. Disclosure
•
Golden Capital Management will provide conspicuously displayed information in its disclosure document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Golden Capital Management voted a client’s proxies, and that clients may request a copy of these policies and procedures.

3. Client Requests for Information
•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Lynette Alexander.

•
In response to any request Lynette Alexander will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Golden Capital Management voted the client’s proxy with respect to each proposal about which client inquired.

4. Voting Guidelines
•
In the absence of specific voting guidelines from the client, Golden Capital Management will vote proxies in the best interests of its clients. Golden Capital Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Golden Capital Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

•
Golden Capital Management will generally vote in accordance with the guidelines and recommendations of ISS. However, in the event that Golden Capital Management disagrees with an ISS proxy voting recommendation, it may determine not to follow the ISS recommendation. In any such case, Golden Capital Management will communicate its determination to ISS and will document the rationale for its determination.

5. Conflicts of Interest
•	Golden Capital Management believes that through its reliance on the voting guidelines and recommendations of an independent third party, it is able to effectively eliminate and/or address most, if not all, conflicts of interest that may arise in connection with proxy voting on behalf of its clients.

•
Golden Capital Management will not be influenced by the financial or business interests of any control affiliate (e.g., Wachovia Corporation) in exercising its judgment in proxy voting determinations on behalf of its clients, except to the extent that any such control affiliate may be viewed as the client on a particular account.

•	Golden Capital Management will maintain a record of the voting resolution of any conflict of interest.

6. Recordkeeping

Lynette Alexander shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
•           These policies and procedures and any amendments;
•           Each proxy statement that Golden Capital Management receives;
•           A record of each vote that Golden Capital Management casts;
•	Any document Golden Capital Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;
•           A copy of each written request from a client for information on how Golden Capital Management voted such client’s proxies, and a copy of any written response.

PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)
Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(b)
By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(c)	See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)
Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)
Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(3)
Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)
Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

	(5)
Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

	(6)
Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)
Amended an Restated Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(8)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)
Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)
Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(11)
Amended and restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 258 via EDGAR on September 28, 2009, accession number 0000315774-09-000096).

	(12)
Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

	(13)
Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(14)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

	(15)
Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

	(16)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(17)
Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

	(19)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

	(20)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(21)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(22)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(23)
Investment Advisory Agreement between Registrant and Waterville Capital, LLC dated October 8, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(24)
Advisory Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) ) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(25)
Investment Advisory Agreement between Registrant and Utendahl Capital Management, LP (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(26)
Subadvisory Agreement between Utendahl Capital Management, LP and Pacific Investment Management Company LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(27)
Subadvisory Agreement between Absolute Investment Advisers, LLC and MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 280 via EDGAR on April 30, 2010, accession number 0000315774-10-000134).

(e)	(1)
Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)
Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2)(A) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(f)	None.

(g)	(1)
Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

	(1)(A)
Amended Appendix to Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(2)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(2)
Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

(h)	(1)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)
Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(3)
Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)
Contractual Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 23, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 248 via Edgar on February 26, 2009, accession number 0001193125-09-039031).

	(5)
Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(6)
Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(8) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(7)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

	(8)(A)
Amended Appendix to Compliance Services Agreement between Registrant and Atlantic Fund Administration, (Exhibit incorporated by reference as filed as Exhibit (h)(9)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(9)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 287 via EDGAR on July 29, 2010, accession number 0000315774-10-000214).

	(10)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC dated July 24, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(12)  in post-effective amendment No. 254 via EDGAR on  July 30, 2009, accession number 0001193125-09-159494).

	(11)
Expense Limitation Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(12)
Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 278 via EDGAR on April 30, 2010, accession number 0000315774-10-000123).

	(13)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 288 via EDGAR on July 29, 2010, accession number 0000315774-10-000215).

	(14)
Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 268 via EDGAR on January 28, 2010  (accession number 0000315774-10-000011).

	(15)
Expense Limitation Agreement between Registrant and Grisanti Brown & Partners LLC (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 268 via EDGAR on January 28, 2010, accession number 0000315774-10-000011).

	(16)
Expense Limitation Agreement between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(17)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(18)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(19)
Expense Limitation Agreement between Registrant and Utendahl Capital Management, LP regarding the UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(20)	Expense Limitation Agreement between Registrant and Golden Capital Management, LLC as filed herewith as Exhibit (h)(20).

(i)		None.

(j)		None.

(k)		None.

(l)
Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as  Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)
Rule 12b-1 Plan dated February 17, 2006 adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Grisanti Brown Value Fund, The BeeHive Fund and Waterville Large Cap Value Fund is (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(n)	(1)
Amended and restated Rule 18f-3 Plan dated June 24, 2009 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Core International Fund, Brown Advisory Flexible Value Fund,  Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund,  Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity Fund,  Golden Large Cap Core Fund, Golden Small Cap Core Fund, Grisanti Brown Value Fund, Lou Holland Growth Fund, Merk Hard Currency Fund and Merk Asian Currency Fund, Merk Absolute Return Currency Fund and Waterville Large Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(p)	(1)
Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(2)
Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(3)
Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(4)
Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(5)
Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(6)
Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(7)
Code of Ethics adopted by AH Lisanti Capital Growth, (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(8)
Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 276 via EDGAR ion March 26, 2010, accession number 0000315774-10-000095).

	(9)
Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(10)
Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(11)
Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(12)
Code of Ethics adopted by Contravisory Investment Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(13)
Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(14)
Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(15)
Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(16)
Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

	(17)
Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(18)
Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(19)
Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(20)
Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(21)
Code of Ethics adopted by Grisanti Brown & Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(22)
Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(23)
Code of Ethics adopted by Mohican Financial Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315744-10-000095).

	(24)
Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(25)
Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(26)
Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(27)
Code of Ethics adopted by Green Eagle Capital LLC (Exhibit is incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(28)
Code of Ethics adopted by Kingstown Capital Partners LLC (Exhibit is incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(29)
Code of Ethics adopted by Madden Asset Management (Exhibit is incorporated by reference as Exhibit (p)(38) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(30)
Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(31)
Code of Ethics adopted by Holland Capital LLC (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 266 via IDEA on December 23, 2009, accession number 0000315774-09-000232).

	(32)
Code of Ethics adopted by Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 272 via EDGAR on February 26, 2010, accession number 0000315774-10-000052).

	(33)
Code of Ethics adopted by Utendahl Capital Management, LP (Exhibit incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(34)
Code of Ethics adopted by Pacific Investment Management Company LLC (Exhibit incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

Other Exhibits:

(A)
Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits(A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.

ITEM 30.	INDEMNIFICATION
In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Beck, Mack & Oliver, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; Grisanti Brown & Partners, LLC; provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC

The following chart reflects the directors and officers of AH Lisanti Capital Growth, LLC including their business connections, which are of a substantial nature. The address of AH Lisanti Capital Growth, LLC is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mary Lisanti	President, Managing Member	AH Lisanti Capital Growth, LLC
Jeffery Bernstein	Senior Vice President	AH Lisanti Capital Growth, LLC
Karl Dimlich	Senior Vice President	AH Lisanti Capital Growth, LLC
Will Krause	Vice President	AH Lisanti Capital Growth, LLC

(b)	Beck, Mack & Oliver LLC

The following chart reflects the directors and officers of Beck Mack & Oliver, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.

Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O
David E. Rappa	Member	BM&O
Zoe A. Vlachos	Chief Compliance Officer	BM&O
Robert C. Beck	Senior Member	BM&O, Enstar Group, Camden National
Gerald M. Sedam, II	Member	BM&O, Somerset Bank
Robert J. Campbell	Member	BM&O
Walter K. Giles	Member	BM&O
Gilbert H. Dunham, Jr.	Member	BM&O, Carefree Custom
Lyman Delano	Member	BM&O
Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5285 Meadows Road, Suite 333, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
J. Jeffrey Auxier	Chief Executive Officer	Auxier
Lillian Widolff	Chief Compliance Officer	Auxier

(d)	D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent
Thomas F. O’Neil	Vice President and Secretary	D.F. Dent
Linda W. McCleary	Vice President	D.F. Dent
Matt F. Dent	Vice President	D.F. Dent
Michael M. Morrill	Vice President	D.F. Dent
Gary D. Mitchell	Vice President	D.F. Dent

(e)	Golden Capital Management, LLC

The following chart reflects the officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 400, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management
Jeff C. Moser	Chief Operating Officer	Golden Capital Management
Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management
Lynette W. Alexander	Managing Director of Operations	Golden Capital Management
Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management
Fred H. Karimian	Director of Quantitative Research	Golden Capital Management

(f)	H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name	Title	Business Connection
John C. Downing	Managing Director, Chief Compliance Officer	H.M. Payson & Co.
Thomas M. Pierce	Managing Director	H.M. Payson & Co.
Peter E. Robbins	Managing Director, Chief Executive Officer, Chief Investment Officer	H.M. Payson & Co.
John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.
Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.
John C. Knox	Managing Director	H.M. Payson & Co.
Michael R. Currie	Managing Director, President	H.M. Payson & Co.
William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.
John S. Beliveau	Managing Director	H.M. Payson & Co.
Joel S. Harris	Managing Director	H.M. Payson & Co.
David R. Hines	Managing Director	H.M. Payson & Co.

(g)	King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Roger E. King	Chairman and President	King
John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024
Pat H. Swanson	Chief Compliance Officer	King
Jane D. Lightfoot	Secretary/Treasurer	King

(h)	Polaris Capital Management, LLC.

The following chart reflects the directors and officers of Polaris Capital Management, LLC., including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris Capital Management, LLC
Sumanta Biswas	Vice President & Assistant Portfolio Manager	Polaris Capital Management, LLC
Kathy Jacobs	Vice President, Corporate Secretary	Polaris Capital Management, LLC
Lorroine Horn	Director	Polaris Capital Management, LLC
Christopher K. McLeod	Director	Polaris Capital Management, LLC
	President & CEO	454 Life Sciences Corporation 16 Commercial St., Branford, CT 06405

(i)	Grisanti Brown & Partners LLC

The following chart reflects the directors and officers of Grisanti Brown & Partners LLC, including their business connections, which are of a substantial nature. The address of Grisanti Brown & Partners LLC  is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Vance C. Brown	Principal	Grisanti Brown & Partners LLC
Christopher C. Grisanti	Principal	Grisanti Brown & Partners LLC

(j)	GMB Capital Management, LLC

The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is 225 Franklin Street, 26th Floor, Boston, MA 02110 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gabriel R. Bitran	Managing Member	GMB; Sloan Fellows Professor MIT Sloan School of Management 50 Memorial Drive, Cambridge, MA 02142

(k)	Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Anthony R. Bosch	Managing Principal, General Counsel and Chief Compliance Officer	Absolute
Brian D. Hlidek	Managing Principal	Absolute
James P. Compson	Managing Principal and Portfolio Manager	Absolute
Christian E. Aymond	Managing Principal	Absolute
Christopher A. Ward	Principal	Absolute

(l)	Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner	AJO
Martha E. Ortiz	Principal; Limited Partner	AJO
Kevin M. Johnson	Principal; Limited Partner	AJO
Paul E. Dodge	Principal; Limited Partner	AJO
Stefani Cranston	Principal; Limited Partner	AJO
Gina Maria N. Moore	Principal; Limited Partner	AJO
Stuart P. Kaye	Principal; Limited Partner	AJO. Prior to joining AJO in 2008, Mr. Kaye was head of research in the U.S. Structured Products Group at Invesco.
Gregory J. Rogers	Principal; Limited Partner	AJO
Aronson+Johnson+Ortiz, LLC	General Partner	AJO
Joseph F. Dietrick	Principal; Limited Partner; Chief Compliance Officer	AJO
Douglas D. Dixon	Principal; Limited Partner	AJO
R. Brian Wenzinger	Principal; Limited Partner	AJO
Christopher J. Whitehead	Principal; Limited Partner	AJO

(m)	Bernzott Capital Advisors

The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Kevin Bernzott	Chairman; CEO;	Bernzott
Peter F. Banks	President; Chief Investment Officer	Bernzott
Dale A. Eucker	Director	Bernzott
Scott T. Larson	Director	Bernzott
Priscilla A. Simon	Chief Financial Officer	Bernzott
Denelle Rutherford	Director	Bernzott
Thomas A. Derse	Director	Bernzott
Madeline Rhods	Director	Bernzott
Bernzott Capital Advisors Profit Sharing Plan	Shareholder	Bernzott
Hans Walsh	Director; Vice President; Chief Operating Officer; Chief Compliance Officer	Bernzott
Marilyn Bernzott	Owner	Bernzott

(n)	Contravisory Investment Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
George E. Noonan, Jr.	Chairman	Contravisory
William M. Noonan	President & Chief Executive Officer	Contravisory
Philip A. Noonan	Chief Operating Officer	Contravisory

(o)	Horizon Asset Management, Inc.

The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Denise M. Kashey	Director	Horizon
Steven Bregman	Director; President & Chief Operations Officer	Horizon
Mark Wszolek	Chief Compliance Officer	Horizon
Peter Doyle	Director; Vice President;	Horizon
Thomas C. Ewing	Director	Horizon
Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon
John Meditz	Vice Chairman; Director	Horizon
Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(p)	Kinetics Asset Management, Inc.

The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 555 Taxter Road, Suite 175, Elmsford, New York 10523 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bruce P. Abel	Director; Secretary	Kinetics
Lawrence P. Doyle	Chairman	Kinetics
Peter Doyle	President; CEO; Director; Chief Investment Strategist	Kinetics
Andrew M. Fishman	Chief Compliance Officer & Assistant Secretary	Kinetics
Leonid Polyakov	Director; CFO	Kinetics
James G. Doyle	Of Counsel	Kinetics
Jay Kesslen	General Counsel	Kinetics
Frank Costa	Shareholder	Kinetics
Kinetics Voting Trust	Trust is Shareholder	Kinetics
Susan C. Conway	Shareholder	Kinetics
Karen & Larry Doyle Irrevocable Trust	Shareholder	Kinetics
Karen Doyle Trust	Shareholder	Kinetics
Lawrence Doyle Trust	Shareholder	Kinetics

(q)	MetWest Asset Management, LLC (MetWest)

The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer	MetWest
David B. Lippman	Chief Executive Officer	MetWest
Laird R. Landmann	President	MetWest
Scott B. Dubchansky	Managing Director	MetWest
Bryan Whalen	Managing Director	MetWest
Mitchell Flack	Managing Director	MetWest
Stephen M. Kane	Generalist Portfolio Manager	MetWest
Joseph D. Hattesohl	Chief Financial Officer	MetWest
Anthony C. Scibelli	Director of Marketing	MetWest
Patrick A. Moore	Director of Client Service	MetWest
Keith T. Kirk	Chief Compliance Officer	MetWest
George Ristic	Chief Technology Officer	MetWest
Cal Rivelle	Chief Operating Officer	MetWest
MWAM Holdings, LLC	Member	MetWest

(r)	SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
John D. Gottfurcht	President	SSI
Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI
George M. Douglas	Vice President; Chief Investment Officer	SSI
Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(s)	TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN
James D. Drake	Controller; Chief Compliance Officer	TWIN
Christopher Erfort	Senior Vice President, Portfolio Management	TWIN
James Hough	Senior Vice President, Quantitative Systems	TWIN

(t)	Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman
Ronald W. Ball	Senior Vice President	Yacktman
Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman
Jason Subotky	Vice President	Yacktman
Russell Wilkins	Vice President	Yacktman
Kent Arnett	Vice President & Chief Compliance Officer

(u)	Kovitz Investment Group, LLC

The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz
Jonathan A. Shapiro	Chief Financial Officer	Kovitz
Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz
Bruce A. Weininger	Vice President	Kovitz
Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz
Edward W. Edens	Director-Client Services	Kovitz
Richard P. Salerno	Director-Fixed Income	Kovitz

(v)	Mohican Financial Management, LLC
The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican
Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(w)	Merk Investments, LLC (“Merk”)

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC
Hanna Tikkanen Merk	Vice President	Merk Investments LLC
Kimberly Schuster	Director of Finance	Merk Investments LLC
Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(x)	Spears Abacus Advisors LLC

The following chart reflects the directors and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
William G. Spears	Chief Executive Officer and Manager	Spears Abacus; Spears, Grisanti & Brown, 2001-2006
Robert M. Raich	President and Manager	Spears Abacus
Frank A. Weil	Manager	Spears Abacus
Stephen H. Frank	Managing Director	Spears Abacus

(y)	Green Eagle Capital LLC

The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel Sperrazza	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.
Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(z)	Madden Asset Management, LLC

The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC
Scott Madden	COO	Madden Asset Management, LLC

(aa)	Kingstown Capital Management, LP

The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP
Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(bb)	Semaphore Management LLC

The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Hoyt Ammidon, III	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

(cc)	Holland Capital Management LLC

The following chart reflects the directors and officers of Holland Capital Management LLC, including their business connections, which are of a substantial nature.  The address of Holland Capital Management LLC is One North Wacker Drive, Suite 700, Chicago, Illinois, 60606 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Louis A. Holland	Director	Consultant: Cumota LLC; Cumota Consulting LLC; Brickland Partners, Inc.
Monica L. Walker, CPA	President, Chief Investment Officer – Equity; Director; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus, CFA	Chief Investment Officer – Fixed Income; Director; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain	Chief Compliance Officer	None

(dd)	Waterville Capital, LLC

The following chart reflects the directors and officers of Waterville Capital, LLC, including their business connections, which are of a substantial nature.  The address of Waterville Capital, LLC, is Radnor Court, Suite 140, 259 Radnor-Chester Road, Radnor, PA 19087 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Other Business Connection
Francis Bonner	Managing Member	None
Joseph Delaney	Managing Member, Chief Compliance Officer	None

(ee)	Utendahl Capital Management, LP

The following chart reflects the directors and officers of Utendahl Capital Management, LP, including their business connections, which are of a substantial nature.  The address of Utendahl Capital Management, LP is 30 Broad Street, 21st Floor, New York, NY 10004 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Penny Zuckerwise	Chief Executive Officer	Utendahl Capital Management, LP
	Director	Lebenthal Funds Inc.
	Director	Boston Advisors
	Managing Partner	Boldcap Ventures
	Managing Member	Wiserock, LLC
Jo Ann Corkran	Chief Investment Officer	Utendahl Capital Management, LP
Gregory Parsons	Chief Operating Officer	Utendahl Capital Management, LP
	Managing Member (1998-1999)	CP Capital Partners
Thomas Mandel	Managing Director	Utendahl Capital Management, LP

(ff)	Pacific Investment Management Company LLC

The following chart reflects the directors and officers of Pacific Investment Management Company LLC, including their business connections, which are of a substantial nature.  The address of Pacific Investment Management Company LLC, is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Adatia, Tina	Vice President	PIMCO
Afrasiabi, Mark S.	Senior Vice President	PIMCO
Agredano, Carlos	Vice President	PIMCO
Akerberg, Oskar	Vice President	PIMCO
Allamanis, Georgios	Vice President	PIMCO
Althof, Michael	Vice President	PIMCO
Amey, Mike	Executive Vice President	PIMCO and PIMCO Europe Limited
Ananthanarayanan, Mangala V.	Vice President	PIMCO
Anctil, Stacie D.	Senior Vice President Assistant Treasurer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust
Anderson, Joshua M.	Executive Vice President	PIMCO
Andrews, David S.	Executive Vice President	PIMCO
Anochie, Kwame A.	Vice President	PIMCO
Arnold, Tammie J.	Managing Director	PIMCO
Arora, Amit	Senior Vice President	PIMCO, Formerly, Executive Director, J.P. Morgan
Avancini, Joerg	Vice President	PIMCO
Baker, Brian P.	Managing Director	PIMCO
Balls, Andrew Thomas	Executive Vice President	PIMCO
Bansal, Sharad	Vice President	PIMCO
Barnes, Donna E.	Vice President	PIMCO
Beard, Christopher	Vice President	PIMCO
Beaumont, Stephen B.	Executive Vice President	PIMCO
Beck, Lee Davison	Senior Vice President	PIMCO, Formerly, Senior Vice President, Allianz Global Investors Distributors
Benson, Sandra M.	Vice President	PIMCO
Benz II, William R.	Managing Director	PIMCO
Ben-Zvi, Kfir	Vice President	PIMCO
Berman, Scott	Senior Vice President	PIMCO. Formerly, Vice President, JPMorgan Chase Proprietary Positioning Business.
Berndt, Andreas	Senior Vice President	PIMCO
Bertolo, Matteo	Vice President	PIMCO
Bhansali, Vineer	Managing Director	PIMCO
Bierman, Dave H.	Vice President	PIMCO
Bishop, Gregory A.	Executive Vice President	PIMCO
Blair, David James	Senior Vice President	PIMCO
Blau, Volker	Executive Vice President	PIMCO
Blomenkamp, Felix	Senior Vice President	PIMCO
Blute, Ryan Patrick	Senior Vice President	PIMCO
Bodereau, Philippe	Executive Vice President	PIMCO
Boehm, Timo	Vice President	PIMCO
Bolton, Laurence Edwin	Vice President	PIMCO. Formerly, Senior Associate, Dechert LLP
Bosomworth, Andrew	Executive Vice President	PIMCO
Boyd, C. Robert	Vice President	PIMCO
Brandl, Michael	Vice President	PIMCO
Braun, David L.	Senior Vice President, PIMCO	PIMCO. Formerly, Executive Vice President and Chief Risk Officer, The Hartford-Hartford Investment Management Co.
Brenner, Matthew H.	Vice President	PIMCO
Bridwell, Jennifer S	Executive Vice President	PIMCO
Brittain, WH Bruce	Executive Vice President	PIMCO
Broadwater, Kevin M.	Senior Vice President	PIMCO
Brons, Jelle	Vice President, PIMCO.	PIMCO
Brown, Erik C.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Brune, Christopher P.	Vice President	PIMCO
Bui, Giang H.	Senior Vice President	PIMCO
Burdian, Michael R.	Vice President	PIMCO
Burns, Michael A.	Senior Vice President	PIMCO and PIMCO Europe Limited
Burns, Robert	Vice President	PIMCO
Byer, Jeffrey A.	Vice President	PIMCO
Callin, Sabrina C.	Executive Vice President Vice President	PIMCO StocksPLUS Management, Inc.
Caltagirone, Christopher	Vice President	PIMCO
Cantrill, Elizabeth D.	Vice President	PIMCO
Carnachan, Robert Scott	Senior Vice President	PIMCO and PIMCO Asia PTE Limited
Cavalieri, John R.	Senior Vice President	PIMCO
Chen, Wing-Harn	Vice President	PIMCO
Cheng, Audrey	Vice President	PIMCO. Formerly, Associate, Morrison & Foerster, LLP
Chin, Tracy	Vice President	PIMCO and PIMCO Asia PTE Limited.
Chipp, William	Vice President	PIMCO
Chopra, Amit	Vice President	PIMCO
Clarida, Richard H	Executive Vice President	PIMCO
Clark, Raymond Matthew	Vice President	PIMCO
Clarke, James Robert	Vice President	PIMCO
Colasuonno, Richard T.	Vice President	PIMCO
Colter Jr., Eugene M.	Senior Vice President	PIMCO. Formerly, Editorial Director, Peppercorn.
Conseil, Cyrille R.	Executive Vice President	PIMCO
Cooke, Anthony H.	Vice President	PIMCO
Cornelius, Darryl P.	Vice President	PIMCO
Cortes Gonzalez, Ana	Vice President	PIMCO. Formerly, Portfolio Manager, Commerzbank AG.
Crescenzi, Anthony	Senior Vice President	PIMCO. Formerly, Chief Bond Market Strategist, Partner and Chairman, Miller Tabak Asset Management.
Cressy, Jonathan B.	Senior Vice President	PIMCO
Cumby III, William S.	Vice President	PIMCO. Formerly, Trader, CMBS Capital Markets Desk.
Cummings, John B.	Executive Vice President	PIMCO
Cupps, Wendy W.	Managing Director, PIMCO.	PIMCO
Dada, Suhail H.	Executive Vice President	PIMCO
Dahlhoff, Juergen	Vice President	PIMCO
Damodaran, Kumaran	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Danielsen, Birgitte	Vice President	PIMCO
Darling, James	Senior Vice President	PIMCO. Formerly, Vice President, Desjardins Securities Inc.
Das, Aniruddha	Vice President	PIMCO
David, Evan A.	Vice President	PIMCO
Dawson, Craig A.	Managing Director	PIMCO
De Bellis, Mary	Vice President	PIMCO
De Leon, William	Executive Vice President	PIMCO
De Lorenzo, Nicola A.	Vice President	PIMCO
Devlin, Edward	Executive Vice President	PIMCO
Dialynas, Chris P.	Managing Director	PIMCO
Dilek, Burcin	Vice President	PIMCO
Dittrich, Hanno	Vice President	PIMCO. Formerly, Vice President, DWS Holdings & Service GmbH.
Fisher, Marcellus M.	Senior Vice President	PIMCO
Flattum, David C.	Managing Director, General Counsel Chief Legal Officer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Forsyth, Andrew C.	Vice President	PIMCO
Fournier, Joseph A.	Executive Vice President	PIMCO
Fowler, Ellen	Vice President	PIMCO
Foxall, Julian	Senior Vice President	PIMCO
Frisch, Ursula T.	Senior Vice President	PIMCO
Froehlich, Frank	Vice President.	PIMCO
Fuhrmann, Dorothee J.	Executive Vice President	PIMCO. Formerly, Managing Director, Lehman Brothers International.
Fulford III, Richard F.	Executive Vice President	PIMCO
Furusho, Hiroaki	Vice President	PIMCO
Galli, Leandro J.	Vice President	PIMCO
Gandolfi, Alessandro	Senior Vice President, PIMCO.	PIMCO. Formerly, Director, Sanpaolo IMI Group.
Garbuzov, Yuri P.	Senior Vice President	PIMCO
Garnett, Andrew	Vice President	PIMCO. Formerly, Director, UBS Global Asset Management (UK) Limited).
Getter, Christopher T.	Senior Vice President	PIMCO. Formerly, Emerging Market Debt Research Analyst, Fidelity Management & Research Co.
Gibson, Thomas C.	Vice President	PIMCO
Gingrich, Robert M.	Vice President, PIMCO.	PIMCO
Giurlani, Gian Luca	Senior Vice President	PIMCO. Formerly, Managing Director, Crosby Forsyth.
Gleason, G. Steven	Executive Vice President	PIMCO
Gomez, Michael A.	Executive Vice President	PIMCO
Gould, Linda J	Vice President	PIMCO
Grabar, Gregory S.	Senior Vice President	PIMCO
Grady, Myrrha H.	Vice President	PIMCO
Graham, Stuart T.	Senior Vice President	PIMCO. Formerly, Vice President & Managing Director, MFC Global Investment Management.
Graves, Zoya S.	Vice President	PIMCO
Greer, Robert J.	Executive Vice President	PIMCO
Griffiths, John	Senior Vice President	PIMCO. Formerly, Head of Pension Fund Development, Santander Global Banking & Markets.
Gross, Jared B.	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member Director Senior Vice President	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Gruben, Kristin L.	Vice President	PIMCO
Grzesik, Marco	Vice President	PIMCO
Gu, Haidi	Vice President, PIMCO.	PIMCO
Gupta, Sachin	Senior Vice President, PIMCO.	PIMCO
Gupta, Shailesh	Senior Vice President, PIMCO.	PIMCO
Haaf, Tim	Vice President, PIMCO.	PIMCO
Hagmeier, William Robert	Vice President	PIMCO. Formerly, Vice President, Advantus Capital Management.
Hally, Gordon C.	Executive Vice President	PIMCO
Hardaway, John P.	Executive Vice President Vice President Treasurer	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and President Trustee, Chairman and President Director	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust. PIMCO Luxembourg S.A. and PIMCO Luxembourg II.
Harumi, Kazunori	Executive Vice President	PIMCO
Hastings, Arthur J.	Senior Vice President Vice President	PIMCO StocksPLUS Management Inc.
Hauschild, Matthew R.	Vice President	PIMCO
Hayes, Ray C.	Senior Vice President	PIMCO
Heimann, Ilan	Senior Vice President	PIMCO
Helsing, Jeffrey	Senior Vice President	PIMCO
Heravi, Kaveh C.	Vice President	PIMCO
Herlan, Hans Joerg	Vice President, PIMCO.	PIMCO
Hockswender, Thomas R.	Vice President	PIMCO. Formerly, Executive Director, JPMorgan.
Hodge, Douglas M.	Managing Director	PIMCO
Hofmann, Richard P.E.	Senior Vice President	PIMCO. Formerly, Analyst, Creditsights, Inc.
Holden, Brent L.	Managing Director	PIMCO
Holloway Jr., Dwight F.	Executive Vice President	PIMCO
Horne, Jonathan L.	Senior Vice President	PIMCO
Hsiang, Hwa-Ming	Vice President	PIMCO
Hu, Gang	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank.
Huerta, Maryam	Vice President	PIMCO
Hyman, Daniel Herbert	Senior Vice President	PIMCO. Formerly, Vice President, Credit Suisse.
Ing, Terrence	Vice President	PIMCO. Formerly, Senior Research Analyst, Wells Fargo Securities Investment Group.
Ivascyn, Daniel J.	Managing Director	PIMCO
Jacobs IV, Lew W.	Managing Director	PIMCO
Jacobs, Brian H.	Vice President	PIMCO
Jann, Juergen	Senior Vice President	PIMCO
Johnson, Eric D	Vice President	PIMCO
Johnson, Kelly	Vice President	PIMCO
Johnson, Nicholas, J.	Senior Vice President	PIMCO
Jones, Jeff	Vice President	PIMCO. Formerly, Head of Leadership Assessment & Development Group, HSBC Holding PLC
Jones, Steven L.	Vice President	PIMCO, StocksPLUS Management Inc.
Jordan, Daniel V.	Vice President	PIMCO
Kakuchi, Tadashi	Vice President	PIMCO
Karpov, Natalie	Vice President	PIMCO
Katz, Ulrich	Senior Vice President	PIMCO
Kavafyan, Constance	Vice President	PIMCO
Keck, Andreas	Senior Vice President	PIMCO
Kellerhals, Philipp	Vice President	PIMCO
Kelly, Benjamin Marcus	Senior Vice President	PIMCO
Kersman, Alec	Vice President	PIMCO
Kezelman, Jason M	Vice President	PIMCO
Kiesel, Mark R.	Executive Vice President	PIMCO
Kim, Aaron	Vice President	PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank, N.A.
Kim, Lisa	Vice President	PIMCO
King Jr., John Stephen	Senior Vice President Vice President, Senior Counsel, and Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
King, Stephanie Lorraine	Executive Vice President	PIMCO
Kingston, Rafer A.	Vice President	PIMCO
Kirkbaumer, Steven P.	Senior Vice President	PIMCO
Kirkowski, John J.	Vice President	PIMCO
Kishimoto, Yayoi	Vice President	PIMCO
Klug, Harald	Vice President	PIMCO
Komatsu, Hugo	Vice President	PIMCO
Komatsu, Mitsuaki	Senior Vice President	PIMCO
Korinke, Kimberley Grace	Senior Vice President	PIMCO
Korinke, Ryan P.	Senior Vice President	PIMCO
Kressin, Thomas	Senior Vice President	PIMCO
Kuhner, Kevin D.	Senior Vice President	PIMCO
Kumar, Mukund	Vice President	PIMCO
Lachhammer, Stefan	Vice President	PIMCO
Lackey, Warren M.	Senior Vice President	PIMCO
Lang, Eddie	Vice President	PIMCO
Lange, Thomas	Vice President	PIMCO
Larsen, Henrik P.	Senior Vice President Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
LeBrun Jr., Richard R.	Senior Vice President Assistant Secretary	PIMCO StocksPLUS Management, Inc.
Lee, Alvin Lip Sin	Vice President	PIMCO
Lee, Robert Ru-Bor	Vice President	PIMCO
Lehavi, Yanay	Executive Vice President	PIMCO
Leong, Chon-Ian	Vice President	PIMCO
Leong, Foong C.	Vice President	PIMCO
Lettich, Bruno J.	Executive Vice President	PIMCO. Formerly, Managing Director, Merrill Lynch & Co.
Li, Ji	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs.
Li, Li	Vice President	PIMCO
Lian, Chia Liang	Senior Vice President	PIMCO
Lilly III, Frederick V.	Vice President	PIMCO. Formerly, Vice President, Portfolio Manager, The Bank of New York.
Linder, Astrid	Vice President	PIMCO
Linke, Gordon F.	Senior Vice President	PIMCO. Formerly, Strategic Account Manager, Barclays Global Investors.
Liwski, Michael V.	Vice President	PIMCO
Lofdahl, Christopher F.	Vice President	PIMCO
Loh, Cynthia E. Yue-Ling	Vice President	PIMCO
Loh, John J.	Senior Vice President	PIMCO
Long, Hui	Vice President	PIMCO. Formerly, Vice President, Countrywide Financial Corp.
Lopez, Joy L.	Vice President	PIMCO
Lopez, Rafael A.	Senior Vice President	PIMCO
Loriferne, Matthieu H. F.	Vice President	PIMCO
Louanges, Matthieu	Executive Vice President	PIMCO
Love, David B.	Vice President	PIMCO. Formerly, Director, Treesdale Partners, LLC.
Lowe, Erika Hayflick	Vice President	PIMCO
Lown, David C.	Managing Director	PIMCO
Ludwig, Steven	Senior Vice President	PIMCO
Mak, Richard	Senior Vice President	PIMCO
Mandy, Alain	Vice President	PIMCO. Formerly, Audit Senior Manager/Director, PricewaterhouseCoopers.
Manseau Guerdat, Chantal Marie-Helene	Vice President	PIMCO
Maoui, Idriss	Vice President	PIMCO. Formerly, Assistant Vice President, Barclays Capital.
Martel, Rene	Senior Vice President	PIMCO
Martin, Scott W.	Senior Vice President	PIMCO
Martini, Nadege	Vice President	PIMCO
Masanao, Tomoya	Executive Vice President	PIMCO
Mather, Scott A.	Managing Director	PIMCO
Mayershofer, Veronika	Vice President	PIMCO
Mazzocchi, Bettina E.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
McCann, Patrick Murphy	Vice President	PIMCO
McCarthy, Sean M.	Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers Inc.
McCray, Mark V.	Managing Director	PIMCO
McCulley, Paul A.	Managing Director	PIMCO
McDevitt, Joseph V.	Managing Director Director and Chief Executive Officer	PIMCO PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.
Mead, Robert	Executive Vice President	PIMCO
Meggers, Julie Ann	Senior Vice President	PIMCO
Merz, Frederic	Vice President	PIMCO
Metsch, Mark E.	Vice President	PIMCO
Mewbourne, Curtis A.	Managing Director	PIMCO
Meyn, Cynthia L.	Senior Vice President	PIMCO. Formerly, Managing Director, Morgan Stanley.
Micali, Carlo	Vice President	PIMCO. Formerly, Financial Analyst, Perlinski & Co.
Mierau, Kristion T.	Vice President	PIMCO
Mieth, Roland	Vice President	PIMCO. Formerly, Emerging Markets Marketer/Structurer, JPMorgan.
Miller Jr., Kendall P.	Senior Vice President	PIMCO
Miller, John M.	Executive Vice President	PIMCO
Millimet, Scott A.	Executive Vice President	PIMCO
Milo, Davida J.	Senior Vice President	PIMCO
Minaki, Haruki	Executive Vice President	PIMCO
Mitchell, Gail	Senior Vice President	PIMCO
Mittal, Mohit	Vice President	PIMCO
Moeljanto, Lanny H.	Vice President	PIMCO
Mogelof, Eric J.	Executive Vice President	PIMCO
Molloy, Carol	Vice President	PIMCO
Monson, Kristen S.	Executive Vice President	PIMCO
Moore, James F.	Executive Vice President	PIMCO
Morena, Robert	Executive Vice President	PIMCO. Formerly, Managing Director, JPMorgan Asset Management.
Morrison, John E.	Vice President	PIMCO
Moyer, Stephen G.	Senior Vice President	PIMCO. Formerly, Director, Tennenbaum Capital Partners, LLC.
Muehlethaler, Jeffrey Charles	Vice President	PIMCO. Formerly, Vice President, Deutsche Bank.
Mukherji, Raja	Senior Vice President	PIMCO. Formerly, Senior Research Analyst, Chatham Asset Management.
Mulcahy, Matthew J.	Senior Vice President	PIMCO
Murano, Yuko	Vice President	PIMCO
Murata, Alfred T.	Executive Vice President	PIMCO
Murray, John W.	Senior Vice President	PIMCO. Formerly, Vice President, JER Partners.
Nabors, Robin	Vice President	PIMCO
Nambimadom, Ramakrishnan S.	Senior Vice President	PIMCO
Nest, Matthew J.	Senior Vice President	PIMCO
Ng, Albert K.	Vice President	PIMCO
Nguyen, Tommy D.	Vice President	PIMCO
Nicholls, Steven B.	Senior Vice President	PIMCO
Nieves, Roger O.	Senior Vice President	PIMCO
Nojima, Sachiko	Vice President	PIMCO
Norris, John F.	Vice President	PIMCO
Nunziata, Cristina	Vice President	PIMCO
O’Connell, Gillian	Senior Vice President	PIMCO
Okamura, Shigeki	Senior Vice President	PIMCO
Okuma, Sachiko	Vice President	PIMCO
Okun, Eric A.	Executive Vice President	PIMCO
Olazabal, Joshua A.	Vice President	PIMCO
Oliva, Jennifer L.	Vice President	PIMCO
Ollenburger, Loren P.	Vice President	PIMCO
Ong, Arthur Y.D.	Executive Vice President, PIMCO Secretary	PIMCO StocksPLUS Management, Inc.
Ongaro, Douglas J.	Executive Vice President	PIMCO
Osborne, Simon Timothy	Senior Vice President	PIMCO
Osses, Guillermo Ariel	Executive Vice President	PIMCO. Formerly, Director, Barclays Capital.
Otterbein, Marie S.	Vice President	PIMCO
Otterbein, Thomas J.	Managing Director	PIMCO
Ozeki, Koyo	Executive Vice President	PIMCO. Formerly, Senior Advisor, Nomura Securities.
Padmanabhan, Lalantika	Vice President	PIMCO
Pagani, Lorenzo P.	Senior Vice President	PIMCO
Parikh, Bijal Y.	Vice President	PIMCO
Parikh, Saumil H.	Executive Vice President	PIMCO
Park, Jung	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear Stearns Asia Limited.
Pascutti, Michael J.	Executive Vice President	PIMCO. Formerly Founding Partner, Sandelman Partners.
Paulson, Bradley W.	Executive Vice President	PIMCO
Pejavar, Sheila M.	Vice President	PIMCO
Perez, Iohan	Vice President	PIMCO
Perez, Keith	Senior Vice President	PIMCO
Philipp, Elizabeth M.	Executive Vice President	PIMCO
Phillipson, Daniel	Senior Vice President	PIMCO
Pimentel, Rudolph	Senior Vice President	PIMCO
Pittman, David J.	Senior Vice President	PIMCO
Pont, Nicholas J.	Vice President	PIMCO
Porterfield, Mark J.	Executive Vice President	PIMCO
Posch, Brigitte	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank.
Pothalingam, Ketishwaran S.	Senior Vice President	PIMCO. Formerly, Credit Fund Manager, Threadneedle Asset Management.
Potthof, Axel	Senior Vice President	PIMCO
Powers, William C.	Managing Director	PIMCO
Price, Rosamond J.	Vice President	PIMCO
Pricer, Jesse L.	Vice President	PIMCO
Putnicki, Matthew S.	Vice President	PIMCO
Putyatin, Vladyslav	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank AG.
Qiao, Yi	Vice President	PIMCO
Qiu, Ying	Vice President	PIMCO. Formerly, Portfolio Manager, ING Investment Management.
Qu, Wendong	Senior Vice President	PIMCO
Rahari, Pierre-Yves	Vice President	PIMCO. Formerly, Senior Associate, Morgan Stanley Investment Management (Luxembourg).
Rahman, Lupin	Vice President	PIMCO. Formerly, Policy Review Division, Policy Development and Review.
Ratner, Joshua D.	Vice President Assistant Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Ravano, Emanuele	Managing Director	PIMCO
Reimer, Danelle J.	Vice President	PIMCO
Reimer, Ronald M.	Senior Vice President	PIMCO
Reisz, Paul W.	Senior Vice President	PIMCO
Repoulis, Yiannis	Senior Vice President	PIMCO
Rice, Thomas Edmund	Senior Vice President	PIMCO
Riendeau, Kevin	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Rodosky, Stephen A.	Executive Vice President	PIMCO
Rogers, William A.	Vice President	PIMCO
Rollins, Melody	Senior Vice President	PIMCO
Romano, Mark A.	Senior Vice President	PIMCO
Rowe, Cathy T.	Vice President	PIMCO
Rudolph, Lynn	Vice President	PIMCO. Formerly, Head of Human Resources, ING.
Ruebesam, Roland	Vice President	PIMCO
Ruthen, Seth R.	Executive Vice President	PIMCO
Sakane, Yoshiyuki	Vice President	PIMCO
Salastekar, Deepa A.	Vice President	PIMCO. Formerly, Managing Director, Bear, Stearns & Co., Inc.
Sargent, Jeffrey M.	Executive Vice President Senior Vice President	PIMCO PIMCO Variable Insurance Trust and ETF Trust.
Schaus, Stacy Leigh	Senior Vice President	PIMCO. Formerly, Principal, Hewitt Associates.
Schneider, Jerome M.	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear, Stearns & Co., Inc.
Schneider, Patrick	Vice President	PIMCO
Schuetz, Patricia Ann	Vice President	PIMCO. Formerly, Director, Credit Suisse Asset Management.
Schulist, Stephen O.	Senior Vice President	PIMCO
Schultes, Adrian O.	Vice President	PIMCO. Formerly, Regional Director, Ibbotson Associates.
Schwab, Gerlinde	Vice President	PIMCO
Schwab, Stephen D.	Vice President	PIMCO. Formerly, Vice President, Fidelity Investment.
Schwetz, Myckola	Senior Vice President	PIMCO
Scibisz, Iwona E.	Vice President	PIMCO
Scorah, Ian	Vice President	PIMCO. Formerly, Senior Investment Lawyer, Morley Fund Management Limited.
Seidner, Marc P.	Vice President	PIMCO. Formerly, Managing Director, Domestic Fixed Income Portfolio Manager, Harvard Management Company.
Sejima, Toru	Senior Vice President	PIMCO
Seksaria, Rahul M.	Vice President	PIMCO
Senne, Verena	Senior Vice President	PIMCO
Serafino Jr., George P.	Vice President	PIMCO
Sesay, Therenah	Vice President	PIMCO
Shah, Sapna K.	Vice President	PIMCO
Shaw, Matthew D.	Senior Vice President	PIMCO
Sheehy, Erica H.	Vice President	PIMCO
Shepherd, Julie M.	Vice President	PIMCO
Shiroyama, Taro	Vice President	PIMCO
Short, Jonathan D.	Executive Vice President	PIMCO
Simon, W Scott	Managing Director	PIMCO
Singal, Alka	Vice President	PIMCO
Skobtsov, Ivan	Senior Vice President	PIMCO
Smith, Kenton Todd	Senior Vice President	PIMCO. Formerly, Vice President, First Horizon.
Somersan-Coqui, Aylin	Vice President	PIMCO
Sonner, Michael	Senior Vice President	PIMCO
Soto, Alyssa Michele	Vice President	PIMCO
Spajic, Luke	Executive Vice President	PIMCO. Formerly, Proprietary Trader, Goldman Sachs.
Spalding, Scott M.	Senior Vice President	PIMCO
Spandri, Tobias	Vice President	PIMCO
Spicijaric, Jennifer N.	Vice President	PIMCO
Springer, Jeffrey	Senior Vice President	PIMCO
Stack, Candice E.	Senior Vice President	PIMCO
Stancil, Thomas A.	Vice President	PIMCO. Formerly Partner, Ashland Partners & Co., LLP
Staub, Christian M.	Senior Vice President	PIMCO
Stauffer, Christina	Vice President	PIMCO
Steele, Scott Patrick	Senior Vice President	PIMCO. Formerly, Chief Investment Officer, BMO Mutual Funds
Steiner, Jason R.	Vice President	PIMCO. Formerly Consultant, Centerline Capital Group.
Stracke, Thibault C.	Executive Vice President	PIMCO. Formerly, Senior Credit Strategist, CreditSights.
Strauch, Joel Edward	Senior Vice President	PIMCO
Stravato, Richard	Vice President	PIMCO
Streiff, Thomas F.	Executive Vice President	PIMCO. Formerly, Managing Director, UBS Investment Bank.
Strelow, Peter G	Executive Vice President	PIMCO
Struc, Alexandru	Vice President	PIMCO
Sun, Hao	Vice President	PIMCO
Suo, Yuanyuan	Vice President	PIMCO
Suskind, Donald W.	Vice President	PIMCO, StocksPLUS Management Inc.
Taborsky, Mark A.	Executive Vice President	PIMCO. Formerly, Managing Director of External Management, Harvard Management Company.
Takano, Makoto	Managing Director	PIMCO
Takeuchi, Ichiro	Vice President	PIMCO
Takizuka, Hikaru	Vice President	PIMCO
Tam Joe	Vice President	PIMCO
Tamura, Maiko	Vice President	PIMCO. Formerly, Manager, AIG Japan Capital Investment Co., Ltd.
Tarman, Daniel	Executive Vice President	PIMCO
Telish, Christine M.	Vice President	PIMCO
Terry, Michael A.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Tersin, Dominique	Vice President	PIMCO
Theodore, Kyle J.	Senior Vice President	PIMCO
Thompson, Michael Frazier	Senior Vice President	PIMCO
Thurston, Powell C.	Senior Vice President	PIMCO
To, Steven P.	Vice President	PIMCO
Toloui-Tehrani, Ramin	Executive Vice President	PIMCO
Tomlinson, Brian	Vice President	PIMCO
Tournier, Eve	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank AG.
Traber, Eva-Maria	Vice President	PIMCO
Tran, Loc K.	Vice President	PIMCO
Tredwell, Alonzo S.	Vice President	PIMCO
Trevithick, Natalie	Senior Vice President	PIMCO
Trovato, Michael J.	Vice President	PIMCO
Tsubota, Shiro	Senior Vice President	PIMCO
Tyson, Richard E.	Executive Vice President	PIMCO
Tzemach, Y. Gayle	Vice President	PIMCO
Upadhyay, Nishant	Vice President	PIMCO
Vallarta-Jordal,Maria-Theresa F.	Senior Vice President	PIMCO
Vames, Steven	Vice President	PIMCO
van Akkeren, Marco	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs & Co.
van Bezooijen, Jeroen	Senior Vice President	PIMCO. Formerly, Executive Director, Goldman Sachs.
van De Zilver, Peter A.	Vice President	PIMCO
van Heel, Marc	Executive Vice President	PIMCO
van Zoelen, Henk Jan	Senior Vice President	PIMCO
Veit, Konstantin	Vice President	PIMCO
Velasco, Christine Ann	Vice President	PIMCO
Velicer, Erik A.	Vice President	PIMCO
Viana, David	Senior Vice President	PIMCO
von der Linden, Greg	Vice President	PIMCO
Walenbergh, Mark	Vice President	PIMCO
Walker, Trent W.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Walsh, Lauren R.	Vice President	PIMCO
Walther, Kasten	Vice President	PIMCO
Ward, Jim	Executive Vice President	PIMCO
Warner IV, Hansford B.	Vice President	PIMCO
Watchorn, Michael	Senior Vice President	PIMCO
Watford, Charles	Vice President	PIMCO
Weil, Richard M.	Managing Director	PIMCO
Weinberger, Michele Deborah	Vice President	PIMCO. Formerly, Vice President, Goldman Sachs Asset Mgmt.
Wendler IV, Paul F.	Vice President	PIMCO
Werber, Keith A.	Vice President	PIMCO. Formerly, Vice President, Countrywide Securities Corporation.
White, Timothy C.	Senior Vice President	PIMCO
Whitewolf, Lance E.	Vice President	PIMCO
Whitton, Bransby M.	Senior Vice President	PIMCO
Wild, Christian	Senior Vice President	PIMCO
Wildermuth, Paul T.	Vice President	PIMCO
Williams III, Charles A	Vice President	PIMCO
Williams, Jason A.	Vice President	PIMCO
Wilner, Mitchell W.	Senior Vice President	PIMCO
Wilson, John F.	Executive Vice President	PIMCO
Wilson, Susan L.	Executive Vice President	PIMCO
Winters, Kevin M.	Vice President	PIMCO
Witt, Frank	Executive Vice President	PIMCO
Wittkop, Andrew T.	Vice President	PIMCO
Wolf, Greggory S.	Vice President	PIMCO
Wong, Tammy Nguyen	Vice President	PIMCO
Wood, George H.	Executive Vice President	PIMCO
Worah, Mihir P.	Executive Vice President	PIMCO
Xu, Jianghua	Vice President	PIMCO
Yamamoto, Shinichi	Senior Vice President	PIMCO
Yang, Jing	Vice President	PIMCO
Yasnov, Vadim I.	Vice President	PIMCO
Yildiz, Sadettin	Vice President	PIMCO
Yip, Jonathan	Vice President	PIMCO
Yoon, Kenneth G.	Vice President	PIMCO
Young, Robert O.	Executive Vice President	PIMCO. Formerly Managing Director, Global Capital Markets.
Yu, Anna W.	Vice President	PIMCO
Yu, Cheng-Yuan	Executive Vice President	PIMCO
Zerner, Mary	Vice President	PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited – London.
Zhu, Changhong	Managing Director	PIMCO

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds		DundeeWealth Funds
American Beacon Mileage Funds		Henderson Global Funds
American Beacon Select Funds		Nomura Partners Funds, Inc.
Bridgeway Funds, Inc.		PMC Funds, Series of the Trust for Professional Managers
Central Park Group Multi-Event Fund		Revenue Shares ETF Trust
Century Capital Management Trust		Sound Shore Fund, Inc.
Direxion Shares ETF Trust		Wintergreen Fund, Inc.
Forum Funds		Javelin Exchange-Traded Trust
AdvisorShares Trust		Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Old Mutual Global Shares Trust		U.S. One Trust

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s Principal Underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Address	Position with Underwriter	Position with Registrant
Mark S. Redman	690 Taylor Road, Suite 150 Gahanna,OH 43230	President and Manager	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Chief Compliance Officer, Vice President	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Director of Compliance, Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on August 27, 2010.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on August 27, 2010.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Chief Financial

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT
(h)(20)	Expense Limitation Agreement between Registrant and Golden Capital Management, LLC as filed herewith.